------------------------------
                       UNITED STATES                       OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION    ------------------------------
                  WASHINGTON, D.C. 20549          OMB Number:    3235-0578
                                                  Expires:   February 28, 2006
                                                  Estimated average burden hours
                                                  per response........20.0
                                                  ------------------------------

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-01829
                                          --------------------------------------

                              Columbia Acorn Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts              02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    ----------------------------

Date of fiscal year end:    12/31/04
                            --------------------

Date of reporting period:     9/30/04
                              ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Columbia Acorn Fund
    >Statement of Investments (Unaudited), September 30, 2004


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                                                                                   COMMON STOCKS AND OTHER
                                                                             EQUITY-LIKE SECURITIES: 94.1%
----------------------------------------------------------------------------------------------------------
INFORMATION: 22.9%
                  SOFTWARE/SERVICES
                  >BUSINESS SOFTWARE: 4.9%
     11,500,000   Novell (b)                                                                       $72,565
                  Directory, Operating System & Identity
                  Management Software
      1,625,000   Kronos (b)(c)                                                                     71,971
                  Labor Management Solutions
      1,469,000   Avid Technology (b)                                                               68,852
                  Digital Nonlinear Editing Software & Systems
      3,450,000   PeopleSoft (b)                                                                    68,483
                  HR, ERP, CRM & Supply Chain Software
        950,000   Micros Systems (b)(c)                                                             47,566
                  Information Systems for Restaurants & Hotels
      3,448,000   Aspect Communications (b)(c)                                                      34,239
                  Call Center Software
      1,600,000   McAfee (b)                                                                        32,160
                  Security Software & Services
      6,700,000   E.Piphany (b)(c)                                                                  27,001
                  CRM Software
      2,200,000   JDA Software Group (b)(c)                                                         23,804
                  Applications/Software & Services for Retailers
      1,400,000   Witness Systems (b)(c)                                                            22,498
                  Customer Experience Management Software
      6,000,000   Actuate (b)(c)                                                                    21,180
                  Information Delivery Software & Solutions
      1,521,000   Sybase (b)                                                                        20,975
                  Database Software
      2,000,000   MRO Software (b)(c)                                                               20,000
                  Enterprise Maintenance Software
      2,200,000   MAPICS (b)(c)                                                                     19,910
                  Mid-market ERP Software
      3,000,000   Lawson Software (b)                                                               16,800
                  Enterprise Resource Planning (ERP) Software
      5,000,000   Indus International (b)(c)                                                         7,900
        600,000   Indus International                                                                  948
                  Enterprise Asset Management Software
        973,000   Netegrity (b)                                                                      7,307
                  Enterprise Security Software
      1,575,000   Radiant Systems (b)(c)                                                             6,332
                  Point of Sale Systems for Convenience Stores
        385,000   SPSS (b)                                                                           5,132
                  Statistical/Business Analysis Software
      1,250,000   ClickSoftware Technologies (b)                                                     2,375
                  Service Chain Optimization Software
----------------------------------------------------------------------------------------------------------
                                                                                                   597,998

                  >BUSINESS INFORMATION/BUSINESS
                  SERVICES/PUBLISHING: 1.5%
      1,200,000   Getty Images (b)                                                                  66,360
                  Photographs for Publications & Electronic Media
      1,336,000   Navigant Consulting (b)                                                           29,339
                  Consulting Firm
      2,685,000   InfoUSA (b)(c)                                                                    23,923
                  Business Data for Sales Leads
      1,090,000   Ceridian (b)                                                                      20,067
                  HR Services & Payment Processing


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
        600,000   Information Holdings (b)                                                         $16,338
                  Patent & other Business Information
        530,000   Fair Isaac                                                                        15,476
                  Credit Scoring & Decision Analytic Software
        350,000   Dex Media (b)                                                                      7,409
                  Yellow Pages Publisher
      1,700,000   PRIMEDIA (b)                                                                       3,995
                  Specialty Magazines & other Publications
----------------------------------------------------------------------------------------------------------
                                                                                                   182,907

                  >INTERNET: 1.1%
      9,500,000   Skillsoft Publishing (b)(c)                                                       63,555
                  Provider of Web-based Learning Solutions (E-Learning)
      2,000,000   RSA Security (b)                                                                  38,600
                  Enterprise Security Software
      2,000,000   ValueClick (b)                                                                    18,880
                  Internet Advertising
      1,400,000   DoubleClick (b)                                                                    8,274
                  Internet Advertising & Direct Marketing Statistical Data
        500,000   Autobytel (b)                                                                      4,485
                  Automobile Websites for Sales Leads & Advertising
      1,879,808   Vital Stream, Cl. C (b)                                                            1,128
                  Streaming Services for the Internet
----------------------------------------------------------------------------------------------------------
                                                                                                   134,922

                  >TRANSACTION PROCESSORS: 1.0%
      1,457,000   Global Payments                                                                   78,022
                  Credit Card Processor
      7,000,000   Hong Kong Exchanges &
                  Clearing (Hong Kong)                                                              15,873
                  Trading, Clearing & Settlement Services for
                  Financial Markets
      1,250,000   Pegasus Systems (b)(c)                                                            14,900
                  Transaction Processor for Hotel Industry
        600,000   Cubic                                                                             13,740
                  Revenue Collection & Defense Systems
        249,000   Euronet Worldwide (b)                                                              4,661
                  ATM Processor
----------------------------------------------------------------------------------------------------------
                                                                                                   127,196

                  >COMPUTER SERVICES: 0.8%
      3,350,000   Bearing Point (b)                                                                 29,949
                  Business Consulting & Technology Strategy
      4,600,000   AnswerThink Consulting (b)(c)                                                     24,610
                  IT Integrator for Fortune 2000
      4,656,000   Igate Capital (b)(c)                                                              17,134
                  Technology Staffing Services
      2,000,000   Ciber (b)                                                                         15,040
                  Software Services & Staffing
      2,300,000   Analysts International (b)(c)                                                     10,074
                  Technology Staffing Services
      1,025,000   New Horizons Worldwide (b)(c)                                                      4,397
                  Computer Training Services
----------------------------------------------------------------------------------------------------------
                                                                                                   101,204

                  >ELECTRONICS DISTRIBUTION: 0.6%
      1,695,000   Avnet (b)                                                                         29,018
                  Electronic Components Distribution
        680,000   Tech Data (b)                                                                     26,214
                  IT Distributor

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >ELECTRONICS DISTRIBUTION--CONTINUED
        710,000   Agilysys                                                                         $12,276
                  IT Distributor
----------------------------------------------------------------------------------------------------------
                                                                                                    67,508

                  >CONSUMER SOFTWARE: 0.4%
      1,260,000   THQ (b)                                                                           24,520
                  Entertainment Software
      1,125,000   Activision (b)                                                                    15,604
                  Entertainment Software
      2,000,000   Pinnacle Systems (b)                                                               8,340
                  Video Editing Software & Hardware
----------------------------------------------------------------------------------------------------------
                                                                                                    48,464

                  COMPUTER RELATED HARDWARE
                  >COMPUTER HARDWARE/RELATED SYSTEMS: 2.3%
      2,500,000   Seachange International (b)(c)                                                    39,975
                  Systems for Video On Demand & Ad Insertion
        591,000   Zebra Technologies (b)                                                            36,057
                  Bar Code Printers
        945,000   Avocent (b)                                                                       24,598
                  Computer Control Switches
        371,900   Neopost (France)                                                                  23,910
                  Postage Meter Machines
      1,525,000   Unova (b)                                                                         21,426
                  Barcode & Wireless LAN Systems
        445,000   Rogers (b)                                                                        18,908
                  PCB Laminates & High Performance Foams
      1,500,000   CTS                                                                               18,900
                  Electronic Components, Sensors & EMS
        535,000   II VI (b)                                                                         18,730
                  Laser Components
        788,000   Belden CDT                                                                        17,178
                  Specialty Cable
        625,000   Excel Technologies (b)(c)                                                         16,137
                  Laser Systems & Electro-optical Components
      1,235,000   Symbol Technologies                                                               15,610
                  Mobile Computers & Barcode Scanners
      2,900,000   3Com (b)                                                                          12,238
                  Networking Equipment
      5,000,000   Concurrent Computer (b)(c)                                                         8,400
                  Video On Demand Systems & Services
      6,800,000   Phoenixtec Power (Taiwan)                                                          6,497
                  Uninterruptable Power Supplies
        230,000   Applied Films (b)                                                                  4,142
                  Thin-Film Glass Coating Equipment
----------------------------------------------------------------------------------------------------------
                                                                                                   282,706

                  >GAMING EQUIPMENT: 2.3%
      6,700,000   International Game Technology                                                    240,865
                  Slot Machines & Progressive Jackpots
        940,000   Shuffle Master (b)                                                                35,212
                  Card Shufflers, Casino Games & Slot Machines
----------------------------------------------------------------------------------------------------------
                                                                                                   276,077

                  >INSTRUMENTATION: 1.1%
      1,350,000   Trimble Navigation (b)                                                            42,660
                  GPS-based Instruments
        536,000   Dionex (b)                                                                        29,319
                  Ion & Liquid Chromatography

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
        600,000   Mettler Toledo (b)                                                               $28,332
                  Laboratory Equipment
      2,300,000   Spectris (United Kingdom)                                                         16,496
                  Electronic Instrumentation & Controls
        428,000   Varian (b)                                                                        16,208
                  Analytical Instruments
----------------------------------------------------------------------------------------------------------
                                                                                                   133,015

                  >SEMICONDUCTORS/RELATED EQUIPMENT: 0.9%
      1,315,000   Integrated Circuit Systems (b)                                                    28,272
                  Silicon Timing Devices
        685,000   Littelfuse (b)                                                                    23,653
                  Little Fuses
        850,000   Semtech (b)                                                                       16,295
                  Analog Semiconductors
        565,000   Supertex (b)                                                                      10,978
                  Mixed-signal Semiconductors
      1,250,000   IXYS (b)                                                                           8,975
                  Power Semiconductors
      1,380,000   Ase Test (Taiwan) (b)                                                              7,245
                  Semiconductor Packaging & Test Services
        604,000   Pericom Semiconductor (b)                                                          5,835
                  Semiconductors: Interface Integrated Circuits
        361,000   Actel (b)                                                                          5,487
                  Field Programmable Gate Arrays
        664,000   Asyst Technologies (b)                                                             3,393
                  Semiconductor Fab Automation Equipment
----------------------------------------------------------------------------------------------------------
                                                                                                   110,133

                  >CONTRACT MANUFACTURING: 0.4%
      1,500,000   Jabil Circuit (b)                                                                 34,500
                  Electronic Manufacturing Services
      1,600,000   Plexus (b)                                                                        17,664
                  Electronic Manufacturing Services
----------------------------------------------------------------------------------------------------------
                                                                                                    52,164

                  TELECOMMUNICATIONS
                  >MOBILE COMMUNICATIONS: 1.8%
      3,000,000   Western Wireless (b)                                                              77,130
                  Rural Cellular Phone Services
      4,000,000   Crown Castle International (b)                                                    59,520
                  Communication Towers
        520,000   Telephone & Data Systems                                                          43,768
                  Cellular & Telephone Services
      2,250,000   American Tower (b)                                                                34,537
                  Communication Towers in USA & Mexico
         11,000   COMARCO (b)                                                                           69
                  Wireless Network Testing
----------------------------------------------------------------------------------------------------------
                                                                                                   215,024

                  >TELECOMMUNICATIONS EQUIPMENT: 1.3%
      8,700,000   Tellabs (b)                                                                       79,953
                  Telecommunications Equipment
        830,000   Plantronics                                                                       35,889
                  Communication Headsets
      2,000,000   Andrew (b)                                                                        24,480
                  Wireless Infrastructure Equipment
      1,225,000   Symmetricom (b)                                                                   11,589
                  Network Timing & Synchronization Devices
----------------------------------------------------------------------------------------------------------
                                                                                                   151,911

Columbia Acorn Fund
    >Statement of Investments (Unaudited), continued
NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS: 0.3%
----------------------------------------------------------------------------------------------------------
        800,000   Commonwealth Telephone (b)                                                       $34,840
                  Rural Phone Franchises & CLEC
----------------------------------------------------------------------------------------------------------

                  MEDIA
                  >TELEVISION PROGRAMMING/CATV: 1.2%
        864,000   Liberty Media International (b)                                                   28,825
                  CATV Holding Company
      2,700,000   Insight Communications (b)                                                        23,760
                  CATV Franchises in Midwest
      2,605,000   Liberty Media (b)                                                                 22,716
                  CATV Programming & Media Company Holdings
      3,000,000   United Global Com (b)                                                             22,410
                  Video, Voice & Data Services Outside the USA
      1,100,000   Corus Entertainment (Canada)                                                      20,502
                  Television Programming & Radio Stations
      2,500,000   Mediacom Communications (b)                                                       16,325
                  Cable Television Franchises
        450,000   Alliance Atlantis Communication
                  (Canada) (b)                                                                       9,950
                  CATV Channels, TV/Movie Production/Distribution
----------------------------------------------------------------------------------------------------------
                                                                                                   144,488

                  >RADIO BROADCASTING: 0.5%
        770,000   Salem Communications (b)                                                          19,496
                  Radio Stations for Religious Programming
      1,200,000   Cumulus Media, Cl. A (b)                                                          17,268
                  Radio Stations in Small Cities
        992,000   Saga Communications (b)                                                           16,814
                  Radio Stations in Small & Mid-sized Cities
      1,200,000   Spanish Broadcasting (b)                                                          11,808
                  Spanish Language Radio Stations
----------------------------------------------------------------------------------------------------------
                                                                                                    65,386

                  >TV/SATELLITE BROADCASTING: 0.5%
      2,537,000   SES Global (Luxembourg)                                                           24,757
                  Satellite Broadcasting Services
      1,400,000   Gray Television                                                                   16,660
                  Mid-market Affiliated TV Stations
      1,000,000   Entravision Communications (b)                                                     7,610
                  Spanish Language TV, Radio & Outdoor
        270,000   Metropole TV (France)                                                              7,232
                  Television Broadcaster
        200,000   Young Broadcasting (b)                                                             2,174
                  Television Stations
----------------------------------------------------------------------------------------------------------
                                                                                                    58,433
                                                                                                 ---------
INFORMATION: TOTAL                                                                               2,784,376

----------------------------------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 20.6%
             SERVICES

                  >RETAIL: 5.8%
      1,600,000   Michaels Stores                                                                   94,736
                  Craft & Hobby Specialty Retailer
      2,495,000   Chico's FAS (b)                                                                   85,329
                  Women's Specialty Retail
      3,743,000   Christopher & Banks (c)                                                           59,925
                  Women's Apparel Retailer


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                                                      VALUE (000)
----------------------------------------------------------------------------------------------------------
      2,265,000   Aeropostale (b)                                                                  $59,343
                  Mall-based Teen Retailer
      1,400,000   Williams Sonoma (b)                                                               52,570
                  Home Goods & Furnishing Retailer
      1,245,000   Abercrombie & Fitch                                                               39,217
                  Teen Apparel Retailer
      1,026,000   Urban Outfitters (b)                                                              35,294
                  Eclectic Home & Apparel Retailer
      1,015,000   Petco Animal Supplies (b)                                                         33,150
                  Pet Supplies & Services
      1,300,000   Borders Group                                                                     32,240
                  Bookstores
      1,072,000   Zale (b)                                                                          30,123
                  Specialty Retailer of Jewelry
        350,000   Whole Foods Market                                                                30,027
                  Natural Food Supermarkets
      1,093,000   Ann Taylor (b)                                                                    25,576
                  Women's Apparel Retailer
      1,370,000   Hot Topic (b)                                                                     23,345
                  Music-inspired Retailer of Apparel, Accessories & Gifts
        955,000   West Marine (b)                                                                   20,418
                  Largest Retailer of Boating Supplies
        873,000   Sports Authority (b)                                                              20,254
                  Sporting Goods Stores
        700,000   Genesco (b)                                                                       16,485
                  Multi-concept Branded Footwear Retailer
        200,000   Fast Retailing (Japan)                                                            13,625
                  Apparel Retailer
      2,250,000   Esprit Holdings (Hong Kong)                                                       11,520
                  Global Apparel Brand Manager
        600,000   Brookstone (b)                                                                    11,334
                  Specialty Consumer Product Retailer
        280,000   Otsuke Kagu (Japan)                                                                6,861
                  Furniture Retailer
        950,000   Gaiam (b)(c)                                                                       5,671
                  Healthy Living Catalog & E-Commerce
$         6,000   Gadzooks 5.00% Convertible (e)                                                       900
                  Teen Apparel Retailer
----------------------------------------------------------------------------------------------------------
                                                                                                   707,943

                  >CASINOS: 1.6%
        890,000   Station Casinos                                                                   43,646
                  Casinos & Riverboats
      2,750,000   Alliance Gaming (b)(c)                                                            41,415
                  Diversified Gaming Company
        875,000   Argosy Gaming (b)                                                                 34,300
                  Regional Riverboat Casinos
      1,925,000   Pinnacle Entertainment (b)(c)                                                     26,565
                  Regional Riverboat Casinos
      5,000,000   Sky City Entertainment (New Zealand)                                              15,669
                  Casino/Entertainment Complex
        805,000   Monarch Casino & Resort (b)(c)                                                    15,351
                  Casino/Hotel in Reno
      2,500,000   Rank Group (United Kingdom)                                                       12,674
                  Gaming & Media Services
        226,000   Lakes Entertainment (b)                                                            2,368
                  Native American Casino Development
----------------------------------------------------------------------------------------------------------
                                                                                                   191,988

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >CONSUMER SERVICES: 1.5%
      2,250,000   ITT Educational Services (b)                                                     $81,112
                  Technology-oriented Post Secondary Degree Services
        775,000   Weight Watchers (b)                                                               30,086
                  Weight Loss Programs
      1,290,000   Coinstar (b)(c)                                                                   30,057
                  Owner/Operator of Coin Counting Machines
      1,140,000   Central Parking                                                                   15,071
                  Owner, Operator, Manager of Parking Lots & Garages
      1,750,000   Princeton Review (b)(c)                                                           13,125
                  College Preparation Courses
      2,350,000   Bally Total Fitness (b)(c)                                                         8,554
                  National Chain of Fitness Centers
----------------------------------------------------------------------------------------------------------
                                                                                                   178,005

                  >TRAVEL: 1.2%
      2,314,500   Intrawest (Canada)                                                                44,056
                  Owner/Operator of Ski Resorts
      1,050,000   Orbitz (b)                                                                        28,560
                  Online Travel Distribution
      3,380,000   LaQuinta (b)                                                                      26,364
                  Owner/Franchiser of Mid-priced Hotels
      1,115,000   Vail Resorts (b)                                                                  20,148
                  Owner/Operator of Ski Resorts
      1,045,000   Navigant International (b)(c)                                                     17,065
                  Corporate Travel Agency
        720,000   Jurys Doyle Hotel (Ireland)                                                        9,448
                  Hotel Group
----------------------------------------------------------------------------------------------------------
                                                                                                   145,641

                  >ENTERTAINMENT/LEISURE PRODUCTS: 1.0%
        805,000   International Speedway Motors                                                     40,169
                  Largest Motorsport Racetrack Owner & Operator
      1,275,000   Leapfrog Enterprises (b)                                                          25,819
                  Educational Toys
        545,000   RC2 (b)                                                                           17,931
                  Collectibles & Toys
        370,000   Amer Group (Finland)                                                              17,490
                  Branded Sporting Goods
        363,000   Speedway Motorsports                                                              12,099
                  Motorsport Racetrack Owner & Operator
        345,000   Intralot (Greece)                                                                  5,310
                  Lottery & Gaming Systems/Services
        500,000   Callaway Golf                                                                      5,285
                  Premium Golf Clubs & Balls
----------------------------------------------------------------------------------------------------------
                                                                                                   124,103

                  >RESTAURANTS: 0.7%
      2,000,000   AFC Enterprises (b)(c)                                                            43,560
                  Popeyes, Churches Fried Chicken
      1,447,000   Autogrill (Italy) (b)                                                             20,571
                  Tollway Restaurants
        388,000   Kappa Create (Japan)                                                              13,504
                  Sushi Chain Restaurant Operator
        243,000   Cheesecake Factory (b)                                                            10,546
                  Casual Dining Restaurants
----------------------------------------------------------------------------------------------------------
                                                                                                    88,181

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >CRUISE LINES: 0.2%
        400,000   Carnival                                                                         $18,916
                  Largest Cruise Line
----------------------------------------------------------------------------------------------------------

                  GOODS
                  >APPAREL: 2.0%
      2,990,000   Coach (b)                                                                        126,836
                  Designer & Retailer of Branded Leather Accessories
        664,000   Oxford Industries                                                                 24,734
                  Branded & Private Label Apparel
        400,000   Columbia Sportswear (b)                                                           21,800
                  Active Outdoor Apparel, Footwear & Accessories
      3,000,000   Billabong International (Australia)                                               20,817
                  Surfwear Apparel Manufacturer
        828,000   Steven Madden (b)(c)                                                              14,614
                  Wholesaler/Retailer of Fashion Footwear
        469,000   Carter's (b)                                                                      12,987
                  Children's Branded Apparel
      5,000,000   Pacific Brands (Australia)                                                        10,506
                  Dominant Australian Apparel Brand Manager
      1,000,000   Wacoal (Japan)                                                                     9,817
                  Women's Specialty Apparel
----------------------------------------------------------------------------------------------------------
                                                                                                   242,111

                  >FURNITURE/TEXTILES: 2.0%
      1,750,000   HNI                                                                               69,265
                  Office Furniture & Fireplaces
        740,000   Mohawk Industries (b)                                                             58,749
                  Carpet & Flooring
      1,900,000   Herman Miller                                                                     46,835
                  Office Furniture
        844,000   American Woodmark (c)                                                             31,249
                  Kitchen Cabinets
      1,700,000   Nobia (Sweden)                                                                    21,887
                  Kitchen Interiors Manufacturing & Distribution
        550,000   Masonite International (Canada) (b)                                               13,880
                  Door Manufacturer
----------------------------------------------------------------------------------------------------------
                                                                                                   241,865

                  >LEISURE VEHICLES: 1.4%
      1,745,000   Harley-Davidson                                                                  103,723
                  Motorcycles & Related Merchandise
      1,495,000   Monaco Coach (c)                                                                  32,367
                  Recreational Vehicles
        550,000   Polaris Industries                                                                30,701
                  Manufacturer of Leisure Vehicles & Related Products
      2,850,000   Ducati Motor (Italy) (b)                                                           3,787
                  Motorcycles & Related Merchandise
----------------------------------------------------------------------------------------------------------
                                                                                                   170,578

                  >DURABLE GOODS: 1.1%
      1,316,000   Helen of Troy (b)                                                                 35,822
                  Hairdryers & Curling Irons
        540,000   Hunter Douglas (Netherlands)                                                      24,838
                  Window Shades & Venetian Blinds
        465,000   Hyundai Mobis (South Korea)                                                       23,400
                  Auto Parts
     10,000,000   Techtronic Industries (Hong Kong)                                                 19,675
                  Power Tools


Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >DURABLE GOODS--CONTINUED
        133,000   Funai Electric (Japan)                                                           $17,977
                  Consumer Electronics
        610,000   Shimano (Japan)                                                                   15,619
                  Bicycle Components & Fishing Tackle
----------------------------------------------------------------------------------------------------------
                                                                                                   137,331

                  >NONDURABLES: 1.1%
        895,000   Scotts Company (b)                                                                57,414
                  Consumer Lawn & Garden Products
      1,989,000   SCP Pool                                                                          53,186
                  Distributor of Swimming Pool Supplies
        630,000   Natura Cosmetics (Brazil)                                                         12,737
                  Direct Retailer of Cosmetics
        255,000   Uni-Charm (Japan)                                                                 12,665
                  Infant & Personal Care Products
----------------------------------------------------------------------------------------------------------
                                                                                                   136,002

                  >FOOD & BEVERAGES: 1.0%
      1,600,000   Kerry (Ireland)                                                                   35,403
                  Food Ingredients
     30,000,000   Global Bio-Chem Technology
                  Group (China)                                                                     22,855
      1,841,250   Global Bio-Chem Technology
                  Group Warrants (China) (b)                                                           125
                  Chinese Refiner of Corn-based Commodities
      4,000,000   Lion Nathan (Australia)                                                           21,474
                  Beer Brewer/Distributor
        725,000   Orkla (Norway)                                                                    20,072
                  Diversified Consumer Goods
        850,000   NBTY (b)                                                                          18,326
                  Vitamins & Supplements
        180,000   Davide Campari (Italy)                                                             9,064
                  Spirits & Wine
----------------------------------------------------------------------------------------------------------
                                                                                                   127,319
                                                                                                 ---------
CONSUMER GOODS/SERVICES: TOTAL                                                                   2,509,983
----------------------------------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 14.5%
                  >LOGISTICS: 2.4%
      2,750,000   Expeditors International
                  of Washington                                                                    142,175
                  International Freight Forwarder
        900,000   UTI Worldwide                                                                     52,929
                  International Freight Forwarder
      1,000,000   Forward Air (b)                                                                   40,020
                  Freight Transportation Between Airports
      2,600,000   Exel (United Kingdom)                                                             32,235
                  Global Logistics & Freight Forwarding
        469,000   Hub Group (b)                                                                     17,470
                  Truck & Rail Freight Forwarder
      7,500,000   Sembcorp Logistics (Singapore)                                                    10,109
                  Logistics Services
----------------------------------------------------------------------------------------------------------
                                                                                                   294,938

                  >MACHINERY: 1.7%
      1,050,000   Esco Technologies (b)(c)                                                          71,148
                  Automatic Electric Meter Readers
      2,250,000   Ametek                                                                            68,220
                  Aerospace/Industrial Instruments

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
        840,000   Pentair                                                                          $29,324
                  Pumps, Water Treatment & Tools
        785,000   Gardner Denver (b)                                                                21,642
                  Air Compressors, Blowers & Pumps
        500,000   Cobham (United Kingdom)                                                           12,068
                  Aerospace
        150,000   Tennant                                                                            6,080
                  Non-residential Floor Cleaning Equipment
----------------------------------------------------------------------------------------------------------
                                                                                                   208,482

                  >INDUSTRIAL GOODS: 1.7%
      1,400,000   Clarcor (c)                                                                       66,738
                  Mobile & Industrial Filters
      1,700,000   Donaldson                                                                         48,263
                  Industrial Air Filtration
        804,000   Mine Safety Appliances                                                            32,739
                  Safety Equipment
        430,000   Genlyte Group (b)                                                                 27,688
                  Commercial Lighting Fixtures
        750,000   Intermagnetics General (b)                                                        17,362
                  Superconducting Wire
        100,000   Bacou Dalloz (France)                                                              7,077
                  Safety Equipment
      2,000,000   Electric City (b)                                                                  2,760
                  Electricity Conservation Devices
----------------------------------------------------------------------------------------------------------
                                                                                                   202,627

                  >SPECIALTY CHEMICALS & INDUSTRIAL
                  MATERIALS: 1.7%
      2,550,000   Spartech (c)                                                                      64,005
                  Plastics Distribution & Compounding
         47,000   Geberit International (Switzerland)                                               36,569
                  Plumbing Supplies
         37,000   Givaudan (Switzerland)                                                            22,549
                  Industrial Fragrances & Flavors
      1,000,000   Schulman                                                                          22,040
                  Plastics Distribution & Compounding
        450,000   Novozymes (Denmark)                                                               20,306
                  Industrial Enzymes
         25,000   Sika (Switzerland) (b)                                                            14,440
                  Chemicals for Construction & Industrial Application
        200,000   Imerys (France)                                                                   13,316
                  Industrial Minerals Producer
        347,000   SYMYX (b)                                                                          8,172
                  Materials & Chemicals
----------------------------------------------------------------------------------------------------------
                                                                                                   201,397

                  >INDUSTRIAL DISTRIBUTION: 1.5%
      1,525,000   Watsco (c)                                                                        45,796
                  HVAC Distribution
      1,200,000   Hughes Supply                                                                     36,084
                  Industrial Distribution
      3,800,000   Grafton Group (Ireland) (b)                                                       35,335
                  Builders, Wholesalers & DIY Retailing
      1,375,000   Airgas                                                                            33,096
                  Industrial Gas Distributor
        900,000   NuCO2 (b)(c)                                                                      17,523
                  Bulk CO2 Gas Distribution to Restaurants

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------

                  >INDUSTRIAL DISTRIBUTION--CONTINUED
        600,000   Aviall (b)                                                                       $12,240
                  Aircraft Replacement Parts Distributor
----------------------------------------------------------------------------------------------------------
                                                                                                   180,074

                  >STEEL: 1.2%
      1,900,000   Gibraltar Steel (c)                                                               68,704
                  Steel Processing
        700,000   Tenaris (Argentina)                                                               31,913
                  Steel Pipe for Oil Wells & Pipelines
      1,050,000   Worthington Industries                                                            22,418
                  Steel Processing
        158,000   Vallourec (France)                                                                18,464
                  Seamless Tubes
----------------------------------------------------------------------------------------------------------
                                                                                                   141,499

                  >CONSTRUCTION: 1.1%
        738,000   Florida Rock Industries                                                           36,155
                  Concrete & Aggregates
        488,000   Simpson                                                                           30,842
                  Wall Joint Maker
        787,500   Wienerberger (Austria)                                                            29,580
                  Bricks & Clay Roofing Tiles
        380,000   Daito Trust Construction (Japan)                                                  15,454
                  Apartment Builder
      3,000,000   Consorcio (Mexico) (b)                                                             8,563
                  Affordable Housing Builder
        290,000   Dominion Homes (b)                                                                 6,908
                  Ohio/Kentucky Home Builder
        141,000   M/I Homes                                                                          5,984
                  Ohio Home Builder
----------------------------------------------------------------------------------------------------------
                                                                                                   133,486

                  >WATER: 1.1%
        856,000   Cuno (b)(c)                                                                       49,434
                  Filtration & Fluids Clarification
      3,000,000   Tetra Tech (b)(c)                                                                 38,010
                  Resource Management & Infrastructure Consulting
      1,080,000   Pall                                                                              26,438
                  Filtration & Fluids Clarification
        554,000   Watts Water Technologies                                                          14,875
                  Water, Valves, Regulators & Filtration
----------------------------------------------------------------------------------------------------------
                                                                                                   128,757

                  >OTHER INDUSTRIAL SERVICES: 0.8%
        550,000   G&K Services                                                                      21,857
                  Uniform Rental
        825,000   Mobile Mini (b)(c)                                                                20,460
                  Leases Portable Storage Units
      1,500,000   Clark (b)(c)                                                                      20,310
                  Executive Compensation & Benefits Consulting
      1,125,000   Ushio (Japan)                                                                     19,013
                  Industrial Light Sources
         60,000   Schindler (Switzerland)                                                           17,098
                  Elevator Manufacturer & Service Provider
        185,000   Jaakko Poyry (Finland)                                                             4,713
                  Engineering Consultants in Forestry, Energy
----------------------------------------------------------------------------------------------------------
                                                                                                   103,451

----------------------------------------------------------------------------------------------------------


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >OUTSOURCING SERVICES & TRAINING: 0.7%
      1,800,000   Labor Ready (b)                                                                  $25,236
                  Temporary Manual Labor
        525,000   Bilfinger Berger (Germany)                                                        18,207
                  Construction & Related Services
        640,000   United Services Group (Netherlands)                                               12,639
                  Temporary Staffing Services
        950,000   Administaff (b)                                                                   11,115
                  Professional Employer Organization
        280,000   Meitec (Japan)                                                                    10,086
                  Staffing Company Specializing in RD Engineers
      1,450,000   Quanta Services (b)                                                                8,773
                  Electrical & Telecom Construction Services
        600,000   GP Strategies (b)                                                                  4,470
                  Training Programs
----------------------------------------------------------------------------------------------------------
                                                                                                    90,526

                  >CONGLOMERATES: 0.4%
        740,000   Aalberts Industrie (Netherlands)                                                  26,910
                  Flow Control & Heat Treatment
          5,550   Pargesa (Switzerland)                                                             16,914
                  Industrial & Media Holdings
----------------------------------------------------------------------------------------------------------
                                                                                                    43,824

                  >INDUSTRIAL SUPPLIERS: 0.2%
      1,800,000   Xstrata (United Kingdom)                                                          29,649
                  Diversified Mining Holding Company
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                                                 1,758,710

----------------------------------------------------------------------------------------------------------
FINANCE: 13.3%
                  >BANKS: 5.6%
      3,502,000   TCF Financial                                                                    106,076
                  Great Lakes Bank
      2,412,000   Associated Banc-Corp                                                              77,353
                  Midwest Bank
      1,638,000   BOK Financial (b)                                                                 73,071
                  Oklahoma Bank
      2,187,000   Glacier Bancorp (c)                                                               63,773
                  Mountain States Bank
      1,980,000   Texas Regional Bancshares                                                         61,558
                  South Texas Bank
      3,300,000   Anglo Irish Bank (Ireland)                                                        60,550
                  Small Business & Middle Market Banking
      1,320,000   West Coast Bancorp (c)                                                            27,496
                  Portland Small Business Lender
      1,850,000   Depfa Bank (Ireland)                                                              25,265
                  International Public Sector Finance
      1,598,000   Republic                                                                          24,609
                  Michigan Bank
        756,000   Chittenden                                                                        20,601
                  Vermont & Western Massachusetts Bank
        172,000   Komercni Banka (Czech Republic)                                                   19,233
                  Leading Czech Universal Bank
        370,000   Cullen Frost Bankers                                                              17,194
                  Top San Antonio Bank
      2,150,000   Den Norske Bank (Norway)                                                          17,044
                  Largest Norwegian Bank


Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >BANKS--CONTINUED
        455,000   CityBank Lynnwood                                                                $15,916
                  Seattle Real Estate Lender
        465,000   Great Southern Bancorp                                                            14,531
                  Missouri Real Estate Lender
        436,000   Bank of the Ozarks                                                                12,962
                  Arkansas Bank
        400,000   CorpBanca (Chile) (e)                                                             10,744
                  Chilean Local Bank
      1,000,000   Credito Emiliano (Italy)                                                           8,334
                  Italian Regional Bank
         82,000   BankFirst                                                                          5,258
                  Oklahoma Community Bank
        251,000   West Bancorporation                                                                4,202
                  Des Moines Small Business Bank
        141,000   First Mutual Bancshares                                                            3,525
                  Seattle Community Bank
         82,000   First Financial BankShares                                                         3,293
                  West Texas Community Bank
        170,000   Midwest Bank                                                                       3,267
                  Chicago Bank
        188,000   Cascade Financial                                                                  3,140
                  Seattle Community Bank
----------------------------------------------------------------------------------------------------------
                                                                                                   678,995

                  >INSURANCE: 2.7%
        826,000   Leucadia National                                                                 46,793
                  Insurance Holding Company
        138,000   Markel (b)                                                                        42,559
                  Specialty Insurance
      1,320,000   HCC Insurance Holdings                                                            39,798
                  Aviation Insurance
        720,000   Philadelphia Consolidated Holding (b)                                             39,686
                  Specialty Insurance
        995,000   Protective Life                                                                   39,113
                  Life Insurance
        800,000   RLI                                                                               30,040
                  Specialty Insurance
        600,000   Selective Insurance Group                                                         22,320
                  Commercial & Personal Lines Insurance
      1,992,000   Jardine Lloyd Thompson
                  (United Kingdom)                                                                  15,625
                  Business Insurance Broker
        210,000   StanCorp Financial                                                                14,952
                  Group Life, Disability & 401K
        650,000   Scottish Re Group                                                                 13,761
                  Life Reinsurance
        340,000   Stewart Information Services                                                      13,396
                  Title Company
        700,000   United National Group (b)                                                         10,164
                  Specialty Insurance
----------------------------------------------------------------------------------------------------------
                                                                                                   328,207

                  >SAVINGS & LOANS: 2.1%
      3,276,000   Peoples Bank Bridgeport                                                          117,051
                  Connecticut Savings & Loan
      1,178,000   Anchor Bancorp Wisconsin (c)                                                      30,510
                  Wisconsin Thrift

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
        487,000   Downey Financial                                                                 $26,766
                  California Home Lender
      1,700,000   Housing Development Finance (India)                                               22,586
                  Premier Mortgage Lender in India
        869,000   Washington Federal                                                                21,855
                  Old Fashioned Mortgage Lender
        700,000   First Federal Capital                                                             21,168
                  Wisconsin Thrift
        225,000   FirstFed Financial (b)                                                            10,998
                  Old Fashioned Santa Monica Savings & Loan
        200,000   Bankinter (Spain)                                                                  8,732
                  Mortgage Lender
----------------------------------------------------------------------------------------------------------
                                                                                                   259,666

                  >FINANCE COMPANIES: 1.5%
      5,831,000   AmeriCredit (b)                                                                  121,751
                  Auto Lending
      1,820,000   World Acceptance (b)(c)                                                           42,315
                  Personal Loans
      1,000,000   Northgate (United Kingdom)                                                        12,683
                  Light Commercial Vehicle Rental Specialist
        500,000   Intermediate Capital (United Kingdom)                                              9,682
                  European Provider of Mezzanine Capital
----------------------------------------------------------------------------------------------------------
                                                                                                   186,431

                  >MONEY MANAGEMENT: 1.2%
      2,390,000   SEI Investments                                                                   80,495
                  Mutual Fund Administration & Investment Management
      1,195,000   Eaton Vance                                                                       48,266
                  Specialty Mutual Funds
        524,000   Nuveen Investments                                                                15,510
                  Money Manager for Tax Averse Affluent
----------------------------------------------------------------------------------------------------------
                                                                                                   144,271

                  >BROKERAGE: 0.2%
      1,215,000   Investment Technology Group (b)                                                   18,589
                  Electronic Trading
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
FINANCE: TOTAL                                                                                   1,616,159

----------------------------------------------------------------------------------------------------------
ENERGY/MINERALS: 10.3%
                  >OIL/GAS PRODUCERS: 6.4%
      7,275,000   XTO Energy                                                                       236,292
                  Natural Gas Producer
      2,195,000   Ultra Petroleum (b)                                                              107,665
                  Natural Gas Producer
      2,900,000   Western Gas                                                                       82,911
                  Oil Producer & Coal Seam Gas Producer
      3,000,000   Talisman Energy (Canada)                                                          78,019
                  Oil & Gas Producer
      1,100,000   Southwestern Energy (b)                                                           46,189
                  Natural Gas Producer
     15,400,000   Tullow Oil (United Kingdom)                                                       40,138
                  Oil & Gas Producer
        925,000   Nexen (Canada)                                                                    38,699
                  Oil & Gas Producer
        930,000   Petrokazakhstan (Canada)                                                          31,871
         70,000   Petrokazakhstan (Canada) (b)                                                       2,399
                  Oil Producer & Refiner in Kazakhstan

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >OIL/GAS PRODUCERS--CONTINUED
        930,000   Quicksilver (b)                                                                  $30,383
                  Natural Gas & Coal Seam Gas Producer
        814,000   Denbury Resources (b)                                                             20,676
                  Oil Producer Using CO2 Injection
        950,000   Range Resources                                                                   16,616
                  Oil & Gas Producer
      1,100,000   McMoran Exploration (b)(c)                                                        14,333
                  Natural Gas Producers & LNG Developer
        440,000   Clayton Williams Energy (b)(e)                                                     9,052
         40,000   Clayton Williams Energy (b)                                                          857
                  Oil & Gas Producer
      2,265,000   Tipperary (b)(c)                                                                   8,494
                  Coal Seam Gas Producer
      1,000,000   Fairbourne Energy (Canada) (b)                                                     7,773
                  Oil & Gas Producer
----------------------------------------------------------------------------------------------------------
                                                                                                   772,367

                  >OIL SERVICES: 2.4%
      2,300,000   FMC Technologies (b)                                                              76,820
                  Oil & Gas Well Head Manufacturer
        710,000   Carbo Ceramics                                                                    51,219
                  Natural Gas Well Stimulants
      4,750,000   Newpark Resources (b)(c)                                                          28,500
                  Drilling Fluid Services to Oil & Gas Industry
      2,400,000   Key Energy Services (b)                                                           26,520
                  Oil & Gas Well Workover Services
        333,000   Fugro (Netherlands)                                                               25,980
                  Survey & GPS Services
        800,000   Chicago Bridge & Iron                                                             23,992
                  Engineering & Construction for Petrochemicals & LNG
      2,000,000   Saipem (Italy)                                                                    22,513
                  Offshore Construction & Drilling
      1,250,000   Enerflex Systems (Canada)                                                         20,036
                  Natural Gas Compressor
      1,200,000   Hanover Compressor (b)                                                            16,140
                  Natural Gas Compressor Rental
----------------------------------------------------------------------------------------------------------
                                                                                                   291,720

                  >DISTRIBUTION/MARKETING/REFINING: 1.3%
      1,600,000   Equitable Resources                                                               86,896
                  Natural Gas Utility & Producer
      1,900,000   Oneok                                                                             49,438
                  Natural Gas Utility, Marketing & Processing
      1,076,000   Atmos Energy                                                                      27,104
                  Natural Gas Utility
----------------------------------------------------------------------------------------------------------
                                                                                                   163,438

                  >MINING: 0.1%
        900,000   Noranda (Canada)                                                                  15,704
                  Diversified Mining Holding Company
----------------------------------------------------------------------------------------------------------

                  >INDEPENDENT POWER: 0.1%
        670,000   Gamesa (Spain)                                                                     9,851
                  Spanish Wind Turbines
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
ENERGY/MINERALS: TOTAL                                                                           1,253,080


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
HEALTH CARE: 8.7%
                  >SERVICES: 3.1%
      5,586,000   First Health (b)(c)                                                              $89,879
                  PPO Network
      2,491,000   Lincare Holdings (b)                                                              74,008
                  Home Health Care Services
      2,592,000   NDCHealth Group (c)                                                               41,602
                  Health Claims Processing & Drug Marketing Services
      3,470,000   Gambro (Sweden)                                                                   39,832
                  Products/Services for Renal Care
        640,000   Charles River Laboratories (b)                                                    29,312
                  Pharmaceutical Research
        510,000   OPG Groep (Netherlands)                                                           27,637
                  Pharmaceutical Wholesaler & Retailer
      1,333,000   Dendrite International (b)                                                        21,488
                  Software for Pharmaceutical Sales Force
        700,000   Accredo Health (b)                                                                16,499
                  Specialty Pharmacy
        276,000   Omega Pharma (Belgium)                                                            13,509
                  OTC Products, Pharmacy & Dental Supplies
        550,000   Serologicals (b)                                                                  12,832
                  Blood Collection & Antibody Production
        440,000   Medquist (b)                                                                       5,742
                  Medical Transcription Services
----------------------------------------------------------------------------------------------------------
                                                                                                   372,340

                  >MEDICAL EQUIPMENT/LABORATORY
                  SUPPLIES: 2.6%
      1,629,000   Edwards Lifesciences (b)                                                          54,571
                  Heart Valves
      1,240,000   Diagnostic Products                                                               50,679
                  Immunodiagnostic Kits
      2,910,000   Smith & Nephew (United Kingdom)                                                   26,822
                  Medical Equipment & Supplies
        365,000   Essilor International (France)                                                    23,504
                  Eyeglass Lenses
        200,000   Synthes-Stratec (Switzerland) (b)                                                 21,837
                  Products for Orthopedic Surgery
      1,000,000   VISX (b)                                                                          20,600
                  Laser Eye Surgery Equipment
        583,000   Orthofix International (b)                                                        20,026
                  Bone Fixation & Stimulation Devices
      1,000,000   Sola International (b)                                                            19,050
                  Specialty Eyeglass Lenses
        714,000   ICU Medical (b)(c)                                                                18,593
                  Intravenous Therapy Products
        390,000   Hogy Medical (Japan)                                                              16,025
                  Disposable Surgical Products
      1,900,000   CTI Molecular Imaging (b)                                                         15,333
                  Medical Diagnostic Devices
        875,000   Viasys Healthcare (b)                                                             14,639
                  Respiratory & Neurology Medical Equipment
        350,000   Haemonetics (b)                                                                   11,494
                  Blood & Plasma Collection Equipment
----------------------------------------------------------------------------------------------------------
                                                                                                   313,173


Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued
NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >BIOTECHNOLOGY/DRUG DELIVERY: 2.3%
        775,000   Par Pharmaceuticals (b)                                                          $27,846
                  Generics
        789,000   AtheroGenics (b)                                                                  25,998
                  Drugs for Atherosclerosis, Rheumatoid Arthritis & Asthma
        519,000   Martek Biosciences (b)                                                            25,244
                  Fatty Acids for Baby Formula & other Foods
      1,350,000   DOV Pharmaceutical (b)(c)                                                         23,139
                  Drugs for Insomnia, Anxiety, Pain & Depression
      2,200,000   Pozen (b)(c)                                                                      19,228
                  Drugs for Migraines
        360,000   Neurocrine Biosciences (b)                                                        16,978
                  Drugs for Sleep, Diabetes, MS & Endometriosis
        776,000   NPS Pharmaceuticals (b)                                                           16,901
                  Small Molecule Drugs
      1,600,000   Ligand Pharmaceuticals (b)                                                        16,032
                  Drugs for Pain, Cancer, Osteoporosis, & Diabetes
      1,055,000   Nektar Therapeutics (b)                                                           15,276
                  Drug Delivery Technologies
      2,000,000   Medarex (b)                                                                       14,760
                  Humanized Antibodies
      2,000,000   Lexicon Genetics (b)                                                              13,180
                  Drug Discovery
        608,000   Protein Design Labs (b)                                                           11,905
                  Monoclonal Antibodies
      3,500,000   La Jolla Pharmaceutical (b)(c)                                                    10,675
                  Lupus Treatment
      1,698,000   Sangamo Biosciences (b)(c)                                                         8,269
                  Drug Discovery
        460,000   Myriad Genetics (b)                                                                7,866
                  Gene Discovery & Diagnostic Products
      1,708,000   Ciphergen Biosystems (b)(c)                                                        6,661
                  Protein Chips used for Drug Target Discovery
        635,000   Maxygen (b)                                                                        6,280
                  Molecular Breeding
        638,000   Diversa (b)                                                                        5,327
                  Molecular Breeding
      1,875,000   Locus Discovery, Series D. Pfd. (e)                                                3,750
                  High Throughput Rational Drug Design
        865,000   Arena Pharmaceuticals (b)                                                          3,728
                  Novel Drug Targeting Technology
        461,000   SYRRX, Series C (e)                                                                2,305
                  X-Ray Crystallography
      1,249,999   Perlegen Sciences (e)                                                              1,950
                  Large Scale Gene Sequencing
        194,000   Bioveris (b)                                                                       1,205
                  Immunodiagnostic Technology
        359,944   Microdose (e)                                                                        270
                  Drug Inhalers
----------------------------------------------------------------------------------------------------------
                                                                                                   284,773

                  >MEDICAL SUPPLIES: 0.4%
        686,000   Techne (b)                                                                        26,191
                  Cytokines, Antibodies, other Reagents for Life Sciences
        650,000   Owens & Minor                                                                     16,510
                  Distribution of Medical Supplies
----------------------------------------------------------------------------------------------------------
                                                                                                    42,701


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >HOSPITAL MANAGEMENT: 0.2%

        500,000   Rhoen-Klinikum (Germany)                                                         $24,731
                  Hospital Management
----------------------------------------------------------------------------------------------------------

                  >PHARMACEUTICALS: 0.1%
        138,000   Yuhan (South Korea)                                                                9,118
                  Ethical Drug Producer
      2,000,000   United Drug (Ireland)                                                              7,756
                  Irish Pharmaceutical Wholesaler & Outsourcer
----------------------------------------------------------------------------------------------------------
                                                                                                    16,874

                                                                                                 ---------
HEALTH CARE: TOTAL                                                                               1,054,592

----------------------------------------------------------------------------------------------------------
OTHER INDUSTRIES: 3.8%
                  >REAL ESTATE: 2.7%
        825,000   The Rouse Company                                                                 55,176
                  Regional Shopping Malls
      1,320,000   General Growth Properties                                                         40,920
                  Regional Shopping Malls
        699,000   Forest City Enterprises, Cl. B                                                    38,256
                  Commercial & Residential Property Developer
        635,000   Macerich Company                                                                  33,839
                  Regional Shopping Malls
        650,000   SL Green Realty                                                                   33,677
                  Manhattan Office Buildings
        620,000   Mills                                                                             32,159
                  Regional Shopping Malls
        575,000   Federal Realty Investment Trust                                                   25,300
                  Shopping Centers
      1,375,000   Crescent Real Estate Equities                                                     21,642
                  Class A Office Buildings
      1,240,000   Highland Hospitality                                                              14,136
                  Hotel Real Estate Investment Trust
      1,355,000   Sponda (Finland)                                                                  11,445
                  Office & Warehouse Property Company
      1,000,000   Diamondrock Hospitality (b)(e)                                                    10,000
                  Hotel Real Estate Investment Trust
        687,000   Am NV (Netherlands)                                                                5,532
                  Property Developer
        194,827   Security Capital European
                  Realty (Luxembourg) (e)                                                            3,238
                  Self Storage Properties
----------------------------------------------------------------------------------------------------------
                                                                                                   325,320

                  >WASTE MANAGEMENT: 0.4%
      1,275,000   Waste Connections (b)                                                             40,392
                  Solid Waste Management
      1,500,000   Allied Waste Industries (b)                                                       13,275
                  Solid Waste Management
----------------------------------------------------------------------------------------------------------
                                                                                                    53,667

                  >REGULATED UTILITIES: 0.4%
      1,650,000   Northeast Utilities                                                               31,993
                  Regulated Electric Utility
        799,800   Red Electrica (Spain)                                                             14,567
                  Spanish Power Grid
          9,800   Electric Power Development (Japan) (b)                                               242
                  Japan's Largest Supplier of Wholesale Electricity
----------------------------------------------------------------------------------------------------------
                                                                                                    46,802

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                                                      VALUE (000)
----------------------------------------------------------------------------------------------------------

                  >TRANSPORTATION: 0.3%
        620,000   Grupo Aeroportaurio Del
                  Sureste (Mexico)                                                                 $13,702
                  Cancun & Cozumel Airport Operator
     15,000,000   Comfort Group (Singapore)                                                         11,668
                  Taxi Service
         70,000   Kobenhavns Lufthavne (Denmark)                                                    10,678
                  Copenhagen Airport Authority
----------------------------------------------------------------------------------------------------------
                                                                                                    36,048

                                                                                                ----------
OTHER INDUSTRIES: TOTAL                                                                            461,837

TOTAL COMMON STOCKS AND OTHER                                                                   ----------
  EQUITY-LIKE SECURITIES: 94.1%                                                                 11,438,737
             (COST: $7,188,421)

SHORT-TERM OBLIGATIONS: 5.8%

$        75,000   Toyota Credit
                  1.76% - 1.77% 10/25/04 - 10/28/04                                                 74,907
         74,000   Prudential Funding
                  1.65% - 1.70% 10/12/04 - 10/18/04                                                 73,949
         67,500   General Electric Capital
                  1.67% - 1.70% 10/14/04 - 10/19/04                                                 67,452
         67,000   Virginia Electric & Power
                  1.66% - 1.79% 10/13/04 - 10/27/04                                                 66,940
         67,000   Bristol Myers Squibb
                  1.74% - 1.75% 10/21/04 - 10/29/04                                                 66,925
         53,000   Campbell Soup 1.76% - 1.77%
                  10/22/04 - 11/02/04                                                               52,930
         35,000   BellSouth 1.75% 11/4/04                                                           34,942
         35,000   Citicorp 1.76% 11/5/04                                                            34,940
         30,000   Bayer 1.74% 10/20/04                                                              29,972
         28,000   SBC Communications 1.76% 11/3/04                                                  27,955
         27,000   AIG Funding 1.75% 11/1/04                                                         26,959
         25,000   Nestle Capital 1.50% 10/01/04                                                     25,000


PRINCIPAL AMOUNT (000)                                                                         VALUE (000)
----------------------------------------------------------------------------------------------------------
$        25,000   State Street Bank & Trust
                  1.56% - 10/4/04   $24,997
         25,000   Coca Cola 1.55% 10/5/04                                                           24,996
         25,000   American Express Credit
                  1.58% 10/6/04                                                                     24,995
         22,000   American General Finance
                  1.63% 10/8/04                                                                     21,993
         22,000   Household Finance 1.77% 11/08/04                                                  21,959
          3,081   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04 at
                  1.70% Collateralized by Federal
                  Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $3,143
                  (Repurchase proceeds: $3,081)                                                      3,081
----------------------------------------------------------------------------------------------------------
                  (AMORTIZED COST: $704,892)                                                       704,892
                                                                                               -----------
TOTAL INVESTMENTS: 99.9%                                                                        12,143,629
                  (COST: $7,893,313) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.1%       6,588
                                                                                               -----------
TOTAL NET ASSETS: 100%                                                                         $12,150,217
==========================================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $7,893,313 and net unrealized appreciation was $4,250,316 consisting of gross unrealized appreciation of $4,591,650 and gross unrealized depreciation of $341,334.
(b) Non-income producing security.
 (c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On September 30, 2004, the Fund held the following percentages of the outstanding voting shares of the following companies:

   AnswerThink Consulting             10.46%                  DOV Pharmaceutical                 6.43%
   Christopher & Banks                10.26%                  Princeton Review                   6.36%
   World Acceptance                    9.86%                  Steven Madden                      6.26%
   New Horizons Worldwide              9.81%                  First Health                       6.09%
   Indus International                 9.78%                  Coinstar                           6.02%
   Actuate                             9.72%                  Witness Systems                    5.97%
   Gibraltar Steel                     9.68%                  Aspect Communications              5.83%
   Analysts International              9.50%                  Ciphergen Biosystems               5.82%
   Seachange International             9.07%                  Tipperary                          5.76%
   Skillsoft Publishing                8.98%                  Watsco                             5.72%
   Igate Capital                       8.96%                  La Jolla Pharmaceutical            5.71%
   Glacier Bancorp                     8.94%                  Newpark Resources                  5.66%
   West Coast Bancorp                  8.85%                  Mobile Mini                        5.66%
   E.Piphany                           8.81%                  Pegasus Systems                    5.62%
   MAPICS                              8.66%                  Clarcor                            5.48%
   Monarch Casino & Resort             8.58%                  Radiant Systems                    5.46%
   Esco Technologies                   8.10%                  Pinnacle Entertainment             5.40%
   Clark                               8.05%                  Alliance Gaming                    5.39%
   MRO Software                        8.01%                  Tetra Tech                         5.33%
   Concurrent Computer                 7.95%                  McMoran Exploration                5.33%
   Spartech                            7.94%                  Kronos                             5.22%
   NuCO2                               7.76%                  ICU Medical                        5.20%
   Pozen                               7.64%                  Excel Technologies                 5.19%
   JDA Software Group                  7.57%                  Micros Systems                     5.17%
   NDCHealth Group                     7.20%                  American Woodmark                  5.13%
   AFC Enterprises                     7.09%                  Anchor Bancorp Wisconsin           5.11%
   Bally Total Fitness                 6.90%                  Monaco Coach                       5.09%
   Navigant International              6.81%                  Cuno                               5.05%
   Sangamo Biosciences                 6.75%                  InfoUSA                            5.02%
   Gaiam                               6.46%

    The aggregate cost and value of these companies at September 30, 2004, was $1,342,465 and $1,760,620 respectively. Investments in affiliate companies represent 14.43% of total net assets at September 30, 2004. Investment activity and income amounts relating to affiliates during the nine months ended September 30, 2004 were as follows:

                      Dividend Income                $ 3,490
                      Net realized gain or loss      $46,509
                      Change in unrealized
                         gain or loss                $528,209

                      Purchases                      $222,202
                      Proceeds from sales            $258,252

    In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the fund owning more than 5% of the outstanding shares of certain issues at September 30, 2004. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the period, as well as prior period investment holdings that became affiliates during the current period.

(d) On September 30, 2004, the market value of foreign securities represents 15.38% of total net assets. The Fund's foreign portfolio was diversified as follows:

                        Value          Percent
==============================================
   Canada            $282,889            2.33%
   United Kingdom     208,072            1.71
   Ireland            173,757            1.43
   Japan              150,888            1.24
   Switzerland        129,407            1.07
   Netherlands        123,536            1.02
   France              93,503            0.77
   Italy               64,269            0.53
   Sweden              61,719            0.51
   Australia           52,797            0.43
   Hong Kong           47,068            0.39
   Germany             42,938            0.35
   Norway              37,116            0.31
   Finland             33,648            0.28
   Spain               33,150            0.27
   South Korea         32,518            0.27


                        Value          Percent
==============================================
   Argentina          $31,913            0.26%
   Denmark             30,984            0.26
   Austria             29,580            0.24
   Luxembourg          27,995            0.23
   China               22,980            0.19
   India               22,586            0.19
   Mexico              22,265            0.18
   Singapore           21,777            0.18
   Czech Republic      19,233            0.16
   New Zealand         15,669            0.13
   Taiwan              13,742            0.11
   Belgium             13,509            0.11
   Brazil              12,737            0.10
   Chile               10,744            0.09
   Greece               5,310            0.04
                   ----------          -------
   Total Foreign
     Portfolio     $1,868,299           15.38%
                   ==========          =======

(e) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, except for CorpBanca and Diamondrock Hospitality, are valued in good faith by the Board of Trustees. At September 30, 2004, these securities amounted to $42,209, which represents 0.35% of total net assets.

    Additional information on these securities is as follows:

                                  ACQUISITION       SHARES/
SECURITY                             DATES         PAR (000)           COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
Locus Discovery, Series D Pfd.     09/05/01           1,875               $7,500              $3,750
CorpBanca                          11/19/03             400               10,290              10,744
Gadzooks 5.00% Convertible         10/08/03          $6,000                6,000                 900
SYRRX, Series C                    01/08/01             461                2,997               2,305
Perlegen Sciences                  03/30/01           1,250                4,500               1,950
Microdose                          11/24/00             360                2,005                 270
Security Capital
  European Realty             08/20/98-11/12/99         195                3,897               3,238
Clayton Williams Energy            05/25/04             440               10,120               9,052
Diamondrock Hospitality            06/29/04           1,000               10,000              10,000
                                                                         -------             -------
                                                                         $57,309             $42,209
                                                                         =======             =======

Columbia Acorn International
        >Statement of Investments (Unaudited), September 30, 2004

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------

                                                                                   COMMON STOCKS AND OTHER
                                                                             EQUITY-LIKE SECURITIES: 96.5%
----------------------------------------------------------------------------------------------------------
EUROPE: 57.4%
                  >UNITED KINGDOM/IRELAND: 19.0%
      2,350,000   Anglo Irish Bank (Ireland)                                                       $43,119
                  Small Business & Middle Market Banking
      2,750,000   Grafton Group (Ireland) (b)                                                       25,571
                  Builders, Wholesalers & DIY Retailing
      1,100,000   Kerry (Ireland)                                                                   24,339
                  Food Ingredients
      1,750,000   Exel                                                                              21,697
                  Global Logistics & Freight Forwarding
      7,500,000   Tullow Oil                                                                        19,548
                  Oil & Gas Producer
      1,275,000   Depfa Bank (Ireland)                                                              17,412
                  International Public Sector Finance
      2,600,000   Expro International                                                               15,898
                  Offshore Oil Field Services
      6,200,000   RPS Group                                                                         15,536
                  Environmental Consulting
        600,000   Cobham                                                                            14,482
                  Aerospace
      1,450,000   Smith & Nephew                                                                    13,365
                  Medical Equipment & Supplies
      1,593,000   Jardine Lloyd Thompson                                                            12,495
                  Business Insurance Broker
        750,000   Xstrata                                                                           12,354
                  Diversified Mining Holding Company
      2,950,000   United Drug (Ireland)                                                             11,441
                  Irish Pharmaceutical Wholesaler & Outsourcer
      2,250,000   Rank Group                                                                        11,407
                  Gaming & Media Services
      1,050,000   Business Post                                                                     10,865
                  Parcel & Express Mail Service
        810,000   Jurys Doyle Hotel (Ireland)                                                       10,629
                  Hotel Group
        500,000   Intermediate Capital                                                               9,682
                  European Provider of Mezzanine Capital
      1,300,000   Kensington                                                                         9,504
                  Non-conforming Mortgage Company
      1,200,000   Spectris                                                                           8,606
                  Electronic Instruments & Controls
        600,000   Northgate                                                                          7,610
                  Light Commercial Vehicle Rental Specialist
        500,000   Viridian                                                                           5,729
                  Northern Ireland Electric Utility
      1,200,000   BBA Group                                                                          5,827
                  Aviation Support Services
        297,100   IAWS (Ireland)                                                                     3,694
                  Diversified Food Producer
----------------------------------------------------------------------------------------------------------
                                                                                                   330,810

                  >NETHERLANDS: 7.4%

        278,800   Fugro                                                                             21,752
                  Survey & GPS Services
        540,000   Aalberts Industrie                                                                19,637
                  Flow Control & Heat Treatment
        327,000   OPG Groep                                                                         17,720
                  Pharmaceutical Wholesaler & Retailer
        340,000   Sligro Food Group                                                                 13,734
                  Food Service & Wholesaling

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
        280,000   Hunter Douglas                                                                   $12,879
                  Decorative Window Coverings
        584,000   United Services Group                                                             11,533
                  Temporary Staffing Services
        400,000   IM Tech                                                                           10,593
                  Technical Engineering
        521,886   Vopak                                                                              9,073
                  Oil & Chemical Storage
        158,000   Kon Ten Cate                                                                       8,513
                  Advanced Textiles & Industrial Fabrics
        467,000   Am NV                                                                              3,761
                  Property Developer
----------------------------------------------------------------------------------------------------------
                                                                                                   129,195

                  >GERMANY/AUSTRIA: 7.1%
        315,000   Rhoen-Klinikum Pfd.                                                               15,679
        300,000   Rhoen-Klinikum                                                                    14,838
                  Hospital Management
        550,000   Hugo Boss Designs                                                                 14,791
                  Fashion Apparel
        375,000   Wienerberger (Austria)                                                            14,086
                  Bricks & Clay Roofing Tiles
        300,000   Bilfinger Berger                                                                  10,404
                  Construction & Related Services
        225,000   Kali & Salz                                                                        9,689
                  Potash Products, Fertilizers, Salt & Waste Management
        300,000   GFK                                                                                8,370
                  Market Research Services
        200,000   Vossloh                                                                            7,812
                  Rail Infrastrcuture & Diesel Locomotives
        800,000   Takkt                                                                              6,874
                  Mail Order Retailer of Office & Warehouse Durables
        120,000   Deutsche Boerse                                                                    6,082
                  Trading, Clearing & Settlement Services for
                  Financial Markets
        100,000   Wincor Nixdorf (b)                                                                 5,965
                  Retail POS Systems & ATM Machines
         75,000   Beru                                                                               5,406
                  Auto Parts & Electronics
        260,000   Deutsche Beteiligungs (b)                                                          3,285
                  Private Equity Investment Management
----------------------------------------------------------------------------------------------------------
                                                                                                   123,281

                  >FRANCE/BELGIUM: 6.3%
        375,000   Neopost                                                                           24,109
                  Postage Meter Machines
        117,000   Vallourec                                                                         13,673
                  Seamless Tubes
        224,000   Omega Pharma (Belgium)                                                            10,964
                  OTC Products, Pharmacy & Dental Supplies
        160,000   Imerys                                                                            10,653
                  Industrial Minerals Producer
        150,000   Bacou Dalloz                                                                      10,616
                  Safety Equipment
        404,000   Fininfo                                                                           10,447
                  Data Feeds for French Banks & Brokers
        360,000   Metropole TV                                                                       9,643
                  Television Broadcaster
        140,000   Essilor International                                                              9,015
                  Eyeglass Lenses
         60,000   Pierre & Vacances                                                                  4,991
                  Vacation Rental Properties


Columbia Acorn International
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >FRANCE/BELGIUM--CONTINUED
         54,000   Camaieu                                                                           $4,837
                  Women's Apparel Retailer
         15,000   Bonduelle                                                                          1,204
                  Producer of Canned, Frozen & Fresh Vegetables
----------------------------------------------------------------------------------------------------------
                                                                                                   110,152

                  >SWITZERLAND: 4.5%
         25,000   Geberit International                                                             19,452
                  Plumbing Supplies
         24,000   Sika (b)                                                                          13,862
                  Chemicals for Construction & Industrial Application
         40,000   Schindler                                                                         11,399
                  Elevator Manufacturer & Service Provider
         85,000   Synthes-Stratec (b)                                                                9,281
                  Products for Orthopedic Surgery
          3,000   Pargesa                                                                            9,143
                  Industrial & Media Conglomerate
         15,000   Givaudan                                                                           9,141
                  Industrial Fragrances & Flavors
        110,000   Bachem                                                                             5,702
                  Peptides
----------------------------------------------------------------------------------------------------------
                                                                                                    77,980

                  >ITALY: 2.9%
      1,130,000   Autogrill (b)                                                                     16,065
                  Restaurants & Catering for Travelers
        270,000   Amplifon                                                                          10,694
                  Hearing Aid Retailer
        212,000   Davide Campari                                                                    10,675
                  Beverages
      1,000,000   Credit Emiliano                                                                    8,334
                  Regional Bank
      3,300,000   Ducati Motor (b)                                                                   4,384
                  Motorcycles & Related Merchandise
----------------------------------------------------------------------------------------------------------
                                                                                                    50,152

                  >SWEDEN: 2.5%
      2,280,000   Intrum Justitia (b)                                                               13,538
                  Receivables Management & Debt Collection
        394,200   Hexagon                                                                           12,572
                  Diversified Engineering
        860,000   Nobia                                                                             11,072
                  Kitchen Interiors Manufacturing & Distribution
        470,000   Gambro                                                                             5,395
                  Products/Services for Renal Care
----------------------------------------------------------------------------------------------------------
                                                                                                    42,577

                  >SPAIN: 2.3%
      2,000,000   Abengoa                                                                           18,499
                  Engineering & Construction
        600,000   Gamesa                                                                             8,822
                  Wind Turbines
        420,000   Red Electrica                                                                      7,649
                  Spanish Power Grid
        120,000   Bankinter                                                                          5,239
                  Mortgage Lender
----------------------------------------------------------------------------------------------------------
                                                                                                    40,209

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >FINLAND: 1.6%
        439,000   Jaakko Poyry                                                                     $11,183
                  Engineering Consultants in Forestry, Energy
        185,000   Amer Group                                                                         8,745
                  Branded Sporting Goods
        950,000   Sponda                                                                             8,024
                  Office & Warehouse Property Company
----------------------------------------------------------------------------------------------------------
                                                                                                    27,952

                  >LUXEMBOURG: 1.1%
      1,880,000   SES Global                                                                        18,346
                  Satellite Broadcasting Services
----------------------------------------------------------------------------------------------------------

                  >NORWAY: 1.0%
        910,000   Den Norske Bank                                                                    7,214
                  Largest Norwegian Bank
        221,000   Orkla                                                                              6,119
                  Diversified Consumer Goods
        220,000   Ekornes                                                                            4,707
                  Niche Furniture Manufacturer
----------------------------------------------------------------------------------------------------------
                                                                                                    18,040

                  >CZECH REPUBLIC: 0.8%
        118,000   Komercni Banka                                                                    13,195
                  Leading Czech Universal Bank
----------------------------------------------------------------------------------------------------------

                  >GREECE: 0.4%
        465,000   Intralot                                                                           7,157
                  Lottery & Gaming Systems & Services
----------------------------------------------------------------------------------------------------------

                  >DENMARK: 0.3%
         35,000   Kobenhavns Lufthavne                                                               5,339
                  Copenhagen Airport Authority
----------------------------------------------------------------------------------------------------------

                  >POLAND: 0.2%
        167,000   Central European Distribution (b)                                                  3,731
                  Spirits & Wine Distribution
----------------------------------------------------------------------------------------------------------


                                                                                                ----------
EUROPE: TOTAL                                                                                      998,116

----------------------------------------------------------------------------------------------------------
ASIA: 26.8%
                  >JAPAN: 14.5%
        480,100   Daito Trust Construction                                                          19,525
                  Apartment Builder
      2,900,000   Bank of Yokohama                                                                  15,616
                  Regional Bank
        220,000   Fast Retailing                                                                    14,988
                  Apparel Retailer
        110,000   Funai Electric                                                                    14,868
                  Consumer Electronics
      1,500,000   Wacoal                                                                            14,725
                  Women's Specialty Apparel
        402,000   Kappa Create                                                                      13,991
                  Sushi Chain Restaurant Operator
          5,200   Dentsu                                                                            13,953
                  Advertising Agency

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >JAPAN--CONTINUED
        817,500   NIFCO                                                                            $12,135
                  Molded Plastic Components
        358,000   Eneserve                                                                          11,845
                  Power Generators
        330,000   Sugi Pharmacy                                                                     10,356
                  Drugstore Operator
        906,000   Toyo Technica                                                                      9,848
                  Value Added Reseller of Imported Instrumentation
      2,248,000   Hiroshima Bank                                                                     9,672
                  Regional Bank
        255,000   ARRK                                                                               9,501
                  Prototypes & Molds for New Product Development
        550,000   Ushio                                                                              9,295
                  Industrial Light Sources
        226,000   Hogy Medical                                                                       9,286
                  Disposable Surgical Products
        172,000   Uni-Charm                                                                          8,543
                  Infant & Personal Care Products
        411,200   Chiyoda Integre                                                                    8,528
                  Plastic Components for Consumer Electronics
        326,900   Otsuke Kagu                                                                        8,010
                  Furniture Retailer
      1,400,000   Chiba Bank                                                                         7,360
                  Regional Bank
        200,000   Meitec                                                                             7,204
                  Staffing Company Specializing in RD Engineers
      1,500,000   Fukuoka Bank                                                                       7,177
                  Regional Bank
        325,000   Olympus Optical                                                                    6,282
                  Medical Equipment & Cameras
        170,000   Park 24                                                                            5,020
                  Parking Lot Operator
        155,200   Ain Pharmaciez                                                                     3,325
                  Dispensing Pharmacy/Drugstore Operator
         12,800   Electric Power Development (b)                                                       316
                  Japan's Largest Supplier of Wholesale Electricity
----------------------------------------------------------------------------------------------------------
                                                                                                   251,369

                  >HONG KONG/CHINA: 4.6%
     23,000,000   Global Bio-Chem Technology
                  Group (China)                                                                     17,522
      1,875,000   Global Bio-Chem Technology
                  Group Warrants (China) (b)                                                           127
                  Chinese Refiner of Corn-Based Commodities
      6,000,000   Hong Kong Exchanges & Clearing                                                    13,605
                  Trading, Clearing & Settlement Services for
                  Financial Markets
      6,000,000   Techtronic Industries                                                             11,805
                  Power Tools
      2,000,000   Esprit Holdings                                                                   10,240
                  Global Apparel Brand Manager
      9,800,000   Hainan Meilan Airport (China)                                                      8,113
                  Chinese Airport Operator
     17,700,000   Linmark                                                                            6,076
                  Sourcing of Consumer Goods
     14,500,000   Ngai Lik Industrial                                                                5,212
                  China Based Electronics Contract Manufacturer


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
     28,000,000   Lerado Group                                                                      $4,813
                  Baby Paraphernalia
      5,694,000   Jiangsu Expressway (China)                                                         2,463
                  Toll Road Builder & Operator
----------------------------------------------------------------------------------------------------------
                                                                                                    79,976

                  >TAIWAN: 2.7%
     15,740,000   Phoenixtec Power                                                                  15,038
                  Uninterruptable Power Supplies
      3,683,576   Springsoft Systems                                                                 6,833
                  Electronic Design Automation Software
      1,230,000   ASE Test (b)                                                                       6,457
                  Semiconductor Packaging & Test Services
      5,303,295   Wah Lee Industrial                                                                 6,180
                  Distributor of Chemicals, Materials & Equipment
      8,470,000   Bank of Kaohsiung                                                                  5,826
                  Commerical Banking
      4,000,000   Chicony Electronics                                                                4,817
                  PC Power Supplies & Keyboards
      3,010,000   Taiwan Fu Hsing                                                                    2,700
                  Door Lock Manufacturer
----------------------------------------------------------------------------------------------------------
                                                                                                    47,851

                  >SOUTH KOREA: 1.8%
        250,000   Hyundai Mobis                                                                     12,580
                  Auto Parts
        165,000   Yuhan                                                                             10,902
                  Ethical Drug Producer
        100,000   Samsung Fire & Marine                                                              5,770
                  Non-life Insurance
        252,100   Samyoung Heat Exchange (b)                                                         1,980
                  Power Plant Related Machinery
----------------------------------------------------------------------------------------------------------
                                                                                                    31,232

                  >SINGAPORE: 1.7%
     15,000,000   Comfort Group                                                                     11,668
                  Taxi Service
      1,000,000   Venture                                                                            9,791
                  Electronic Contract Manufacturer
      6,000,000   Sembcorp Logistics                                                                 8,087
                  Logistics Services
----------------------------------------------------------------------------------------------------------
                                                                                                    29,546

                  >INDIA: 1.1%
      1,500,000   Housing Development Finance                                                       19,929
                  Premier Mortgage Lender in India
----------------------------------------------------------------------------------------------------------

                  >INDONESIA: 0.4%
     55,000,000   PT Perusahaan Gas Negara                                                           6,913
                  Gas Pipeline Operator
----------------------------------------------------------------------------------------------------------

                                                                                                ----------
ASIA: TOTAL                                                                                        466,816

----------------------------------------------------------------------------------------------------------
OTHER COUNTRIES: 8.5%
                  >CANADA: 4.0%

        795,000   Talisman Energy                                                                   20,675
                  Oil & Gas Producer
        500,000   Corus Entertainment                                                                9,319
                  Television Programming & Radio Stations


Columbia Acorn International
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >CANADA--CONTINUED
        340,000   Masonite International (b)                                                        $8,581
                  Door Manufacturer
        450,000   Intrawest                                                                          8,566
                  Owner/Operator of Ski Resorts
        235,000   Petrokazakhstan                                                                    8,053
                  Oil Producer & Refiner in Kazakhstan
      1,000,000   Fairbourne Energy (b)                                                              7,772
                  Oil & Gas Producer
        400,000   Noranda                                                                            6,979
                  Diversified Mining Holding Company
----------------------------------------------------------------------------------------------------------
                                                                                                    69,945

                  >AUSTRALIA/NEW ZEALAND: 3.9%
      3,000,000   Billabong International                                                           20,817
                  Surfwear Apparel Manufacturer
      2,500,000   Lion Nathan                                                                       13,421
                  Australian Beer Brewer/Distributor
        350,000   Perpetual Trustees                                                                12,751
                  Austrailan Mutual Fund Manager
      5,000,000   Pacific Brands                                                                    10,506
                  Dominant Australian Apparel Brand Manager
      3,000,000   Sky City Entertainment (New Zealand)                                               9,401
                  Casino/Entertainment Complex
----------------------------------------------------------------------------------------------------------
                                                                                                    66,896

                  >SOUTH AFRICA: 0.6%
        350,000   Edgars Consolidated Stores                                                        10,239
                  Leading Retail Conglomerate
----------------------------------------------------------------------------------------------------------


                                                                                                 ---------
OTHER COUNTRIES: TOTAL                                                                             147,080

----------------------------------------------------------------------------------------------------------
LATIN AMERICA: 3.8%
                  >MEXICO: 1.5%
        660,000   Grupo Aeroportuario                                                               14,586
                  Mexican Airport Authority
      3,000,000   Consorcio ARA (b)                                                                  8,563
                  Affordable Housing Builder
        700,000   URBI Desarrollo (b)                                                                2,564
                  Affordable Housing Builder
----------------------------------------------------------------------------------------------------------
                                                                                                    25,713

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                                                      VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >ARGENTINA: 1.1%
        440,000   Tenaris                                                                          $20,060
                  Steel Pipe for Oil Wells & Pipelines
----------------------------------------------------------------------------------------------------------

                  >BRAZIL: 0.7%
        640,000   Natura Cosmetics                                                                  12,939
                  Direct Retailer of Cosmetics
----------------------------------------------------------------------------------------------------------

                  >CHILE: 0.5%
        300,000   CorpBanca (b)(c)                                                                   8,058
                  Chilean Local Bank
----------------------------------------------------------------------------------------------------------

                                                                                                ----------
LATIN AMERICA: TOTAL                                                                                66,770

TOTAL COMMON STOCKS AND OTHER

                                                                                                ----------
  EQUITY-LIKE SECURITIES: 96.5%                                                                  1,678,782
                  (COST: $1,218,202)

SHORT-TERM OBLIGATIONS: 3.5%
$        32,000   Marshall & Ilsley Corp 1.69% 10/1/04                                              32,000
         28,614   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04
                  at 1.70% Collateralized by Federal
                  Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $29,190
                  (Repurchase proceeds: $28,615)                                                    28,614
----------------------------------------------------------------------------------------------------------
                  (AMORTIZED COST: $60,614)                                                         60,614

                                                                                                ----------
TOTAL INVESTMENTS: 100.0%                                                                        1,739,396
                  (COST: $1,278,816) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                                                          (281)

                                                                                                ----------
TOTAL NET ASSETS: 100%                                                                          $1,739,115
==========================================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $1,280,031 and net unrealized appreciation was $459,365 consisting of gross unrealized appreciation of $500,869 and gross unrealized depreciation of $41,504.
(b) Non-income producing security.
(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security amounted to $8,058, which represents 0.46% of total net assets.


    Additional information on this security is as follows:

                                 ACQUISITION
SECURITY                             DATE       SHARES (000)           COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
CorpBanca                          11/19/03             300               $7,564               $8,058

(d) On September 30, 2004, the Fund's total investments were denominated in currencies as follows:

CURRENCY                                              VALUE      % OF NET ASSETS
--------------------------------------------------------------------------------
Euro                                             $  642,650                36.9%
Japanese Yen                                        251,369                14.5
British Pounds                                      194,606                11.2
US Dollar                                           121,559                 7.0
Other currencies less than 5% of
   total net assets                                 529,212                30.4
                                                 ----------               ------
                                                 $1,739,396               100.0%
                                                 ==========               ======

Columbia Acorn International
        >Portfolio Diversification (Unaudited)

At September 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:
                                                                                   VALUE              PERCENT
-------------------------------------------------------------------------------------------------------------
>INDUSTRIAL GOODS/SERVICES
Other Industrial Services                                                        $94,927                 5.5%
Industrial Materials                                                              79,896                 4.6
Conglomerates                                                                     59,851                 3.4
Outsourcing & Training Services                                                   43,055                 2.5
Electrical Components                                                             41,127                 2.4
Construction                                                                      36,311                 2.1
Machinery                                                                         33,901                 1.9
Steel                                                                             33,733                 1.9
Industrial Distribution                                                           25,571                 1.5
Specialty Chemicals                                                               23,003                 1.2
-------------------------------------------------------------------------------------------------------------
                                                                                 471,375                27.0

>CONSUMER GOODS/SERVICES
Retail                                                                            72,689                 4.2
Apparels                                                                          66,915                 3.8
Food                                                                              49,090                 2.8
Furniture & Textiles                                                              37,239                 2.1
Restaurants                                                                       30,056                 1.7
Beverage                                                                          24,096                 1.4
Leisure Products                                                                  21,684                 1.2
Durables Goods                                                                    21,595                 1.2
Casinos                                                                           20,808                 1.2
Travel                                                                            19,195                 1.1
Consumer Electronics                                                              14,868                 0.9
Other Consumer Services                                                           14,824                 0.9
Nondurables                                                                        8,543                 0.5
Gaming                                                                             7,157                 0.4
Consumer Goods Distribution                                                        3,731                 0.2
------------------------------------------------------------------------------------------------------------
                                                                                 412,490                23.6

>FINANCE
Banks                                                                            142,983                 8.2
Other Finance Companies                                                           40,334                 2.3
Savings & Loans                                                                   25,168                 1.4
Insurance                                                                         18,265                 1.1
Money Management                                                                  16,036                 0.9
------------------------------------------------------------------------------------------------------------
                                                                                 242,786                13.9

                                                                                   VALUE              PERCENT
-------------------------------------------------------------------------------------------------------------
>INFORMATION
Business Information &
   Marketing Services                                                            $34,353                 2.0%
Computer Hardware &
   Related Equipment                                                              25,820                 1.5
Financial Processors                                                              19,687                 1.1
Instrumentation                                                                   18,454                 1.1
Satellite Broadcasting                                                            18,346                 1.1
Contract Manufacturing                                                            15,003                 0.9
Advertising                                                                       13,953                 0.8
Television Broadcasting                                                            9,643                 0.6
Television Programming                                                             9,319                 0.5
Business Software                                                                  6,833                 0.4
Semiconductors &
   Related Equipment                                                               6,457                 0.4
Electronics Distribution                                                           6,180                 0.4
-------------------------------------------------------------------------------------------------------------
                                                                                 184,048                10.8

>ENERGY/MINERALS
Oil/Gas Producers                                                                 56,048                 3.2
Oil Services                                                                      37,650                 2.2
Agricultural Commodities                                                          17,649                 1.0
Non-Ferrous Metals                                                                12,354                 0.7
Independent Power                                                                 11,845                 0.7
Mining                                                                             6,979                 0.4
Refining/Marketing/Distribution                                                    6,913                 0.4
-------------------------------------------------------------------------------------------------------------
                                                                                 149,438                 8.6

>HEALTH CARE
Medical Equipment                                                                 37,943                 2.2
Services                                                                          34,079                 2.0
Hospital Management                                                               30,517                 1.8
Pharmaceuticals                                                                   22,343                 1.3
Hospital/ Laboratory Supplies                                                      9,286                 0.5
Biotechnology/ Drug Delivery                                                       5,702                 0.3
-------------------------------------------------------------------------------------------------------------
                                                                                 139,870                 8.1

>OTHER INDUSTRIES
Transportation                                                                    42,169                 2.4
Real Estate                                                                       22,912                 1.3
Regulated Utilities                                                               13,694                 0.8
-------------------------------------------------------------------------------------------------------------
                                                                                  78,775                 4.5


TOTAL COMMON STOCKS AND
   OTHER EQUITY-LIKE SECURITIES                                                1,678,782                96.5

SHORT-TERM OBLIGATIONS                                                            60,614                 3.5
                                                                              -------------------------------
TOTAL INVESTMENTS                                                              1,739,396               100.0

CASH AND OTHER ASSETS
   LESS LIABILITIES                                                                 (281)                0.0

TOTAL NET ASSETS                                                              $1,739,115               100.0%
=============================================================================================================

Columbia Acorn USA
        >Statement of Investments (Unaudited), September 30, 2004
NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                                                                                      COMMON STOCKS: 94.6%
----------------------------------------------------------------------------------------------------------
INFORMATION: 31.5%
                  >BUSINESS/CONSUMER SOFTWARE: 8.6%
        287,600   Micros Systems (b)                                                               $14,400
                  Information Systems for Restaurants & Hotels
        296,650   Kronos (b)                                                                        13,139
                  Labor Management Solutions
        974,000   JDA Software (b)                                                                  10,539
                  Applications/Software & Services for Retailers
      1,330,000   Novell (b)                                                                         8,392
                  Security & Identity Management Software
        304,991   PeopleSoft (b)                                                                     6,054
                  HR, ERP, CRM & Supply Chain Software
        473,500   MRO Software (b)                                                                   4,735
                  Enterprise Maintenance Software
        653,200   E.Piphany (b)                                                                      2,632
                  CRM Software
        140,000   SPSS (b)                                                                           1,866
                  Statistical Analysis Software
         64,000   THQ (b)                                                                            1,245
                  Entertainment Software
        100,000   Aspect Communications (b)                                                            993
                  Call Center Software
         65,000   MAPICS (b)                                                                           588
                  Mid-market ERP Software

----------------------------------------------------------------------------------------------------------
                                                                                                    64,583

                  >COMPUTER HARDWARE/SEMICONDUCTORS/
                  RELATED EQUIPMENT: 5.9%
        204,000   Zebra Technologies (b)                                                            12,446
                  Bar Code Printers
        365,300   Integrated Circuit Systems (b)                                                     7,854
                  Silicon Timing Devices
        424,100   Seachange International (b)                                                        6,781
                  Systems for Video On Demand & Ad Insertion
        450,000   Symbol Technologies                                                                5,688
                  Mobile Computers & Barcode Scanners
        260,000   Unova (b)                                                                          3,653
                  Barcode & Wireless LAN Systems
         70,000   Littelfuse (b)                                                                     2,417
                  Little Fuses
        100,000   Belden CDT                                                                         2,180
                  Specialty Cable
         40,000   Rogers (b)                                                                         1,700
                  PCB Laminates & High Performance Foams
         50,000   Avocent (b)                                                                        1,301
                  Computer Control Switches
----------------------------------------------------------------------------------------------------------
                                                                                                    44,020

                  >MOBILE COMMUNICATIONS: 5.4%
        927,000   Western Wireless (b)                                                              23,833
                  Rural Cellular Phone Services
      1,005,000   Crown Castle International (b)                                                    14,954
                  Communication Towers
         10,000   Telephone & Data Systems                                                             842
                  Cellular & Telephone Services
         40,000   American Tower (b)                                                                   614
                  Communication Towers in USA & Mexico
----------------------------------------------------------------------------------------------------------
                                                                                                    40,243

----------------------------------------------------------------------------------------------------------


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS: 2.7%
        333,800   Commonwealth Telephone (b)                                                       $14,537
                  Rural Phone Franchises & CLEC
        480,000   Andrew (b)                                                                         5,875
                  Wireless Infrastructure Equipment
----------------------------------------------------------------------------------------------------------
                                                                                                    20,412

                  >BROADCASTING: 2.7%
        293,100   Salem Communications (b)                                                           7,421
                  Radio Stations for Religious Programming
        695,000   Spanish Broadcasting (b)                                                           6,839
                  Spanish Language Radio Stations
        510,000   Entravision Communications (b)                                                     3,881
                  Spanish Language TV, Radio & Outdoor
        138,500   Gray Television                                                                    1,648
                  Mid-market Affiliated TV Stations
----------------------------------------------------------------------------------------------------------
                                                                                                    19,789

                  >TRANSACTION PROCESSORS: 1.9%
        211,640   Global Payments                                                                   11,334
                  Credit Card Processor
        143,100   Pegasus Systems (b)                                                                1,706
                  Transaction Processor for Hotel Industry
         70,500   Euronet Worldwide (b)                                                              1,320
                  ATM Processor
----------------------------------------------------------------------------------------------------------
                                                                                                    14,360

                  >COMPUTER SERVICES: 1.3%
      1,005,500   AnswerThink Consulting (b)                                                         5,379
                  IT Integrator for Fortune 2000
        786,000   RCM Technologies (b)(c)                                                            3,883
                  Technology Engineering Services
        200,000   Igate Capital (b)                                                                    736
                  Technology Staffing Services
----------------------------------------------------------------------------------------------------------
                                                                                                     9,998

                  >BUSINESS INFORMATION/BUSINESS SERVICES/PUBLISHING: 0.8%
        102,800   Getty Images (b)                                                                   5,685
                  Photographs for Publications & Electronic Media
----------------------------------------------------------------------------------------------------------

                  >INTERNET: 0.7%
        460,600   DoubleClick (b)                                                                    2,722
                  Internet Advertising & Direct Marketing Statistical Data
        285,000   ValueClick (b)                                                                     2,690
                  Internet Advertising
----------------------------------------------------------------------------------------------------------
                                                                                                     5,412

                  >TELEVISION PROGRAMMING: 0.5%
        600,000   Mediacom Communications (b)                                                        3,918
                  Cable Television Franchises
----------------------------------------------------------------------------------------------------------

                  >INSTRUMENTATION: 0.4%
         90,000   Trimble Navigation (b)                                                             2,844
                  GPS-based Instruments
----------------------------------------------------------------------------------------------------------


Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >TELECOMMUNICATION EQUIPMENT: 0.4%
        300,000   Symmetricom (b)                                                                   $2,838
                  Network Timing & Synchronization Devices
----------------------------------------------------------------------------------------------------------

                  >CONTRACT MANUFACTURING: 0.2%
        140,000   Plexus (b)                                                                         1,546
                  Electronic Manufacturing Services
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
INFORMATION: TOTAL                                                                                 235,648

----------------------------------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 16.8%
                  >RETAIL: 7.2%
        435,750   Aeropostale (b)                                                                   11,417
                  Mall-based Teen Retailer
        285,000   Abercrombie & Fitch                                                                8,977
                  Teen Apparel Retailer
        393,750   Christopher & Banks                                                                6,304
                  Women's Apparel Retailer
        212,500   Ann Taylor (b)                                                                     4,972
                  Women's Apparel Retailer
        138,200   Urban Outfitters (b)                                                               4,754
                  Multi Channel Lifestyle Retailer
        115,000   Chico's FAS (b)                                                                    3,933
                  Women's Specialty Retail
         95,000   Petco Animal Supplies (b)                                                          3,103
                  Pet Supplies & Services
         50,000   Michaels Stores                                                                    2,961
                  Craft & Hobby Specialty Retailer
        129,900   Brookstone (b)                                                                     2,454
                  Specialty Consumer Product Retailer
         95,000   Genesco (b)                                                                        2,237
                  Multi-concept Branded Footwear Retailer
         70,000   Sports Authority (b)                                                               1,624
                  Sporting Goods Stores
         60,000   West Marine (b)                                                                    1,283
                  Largest Retailer of Boating Supplies
----------------------------------------------------------------------------------------------------------
                                                                                                    54,019

                  >CONSUMER SERVICES: 4.2%
        396,000   ITT Educational Services (b)                                                      14,276
                  Technology-oriented Post Secondary Degree Services
        435,000   Coinstar (b)                                                                      10,135
                  Owner/Operator of Coin Counting Machines
        321,700   Central Parking                                                                    4,253
                  Owner, Operator, Manager of Parking Lots & Garages
         60,000   Weight Watchers (b)                                                                2,329
                  Weight Loss Programs
----------------------------------------------------------------------------------------------------------
                                                                                                    30,993

                  >APPAREL: 1.9%
        194,200   Oxford Industries                                                                  7,234
                  Branded & Private Label Apparel
         84,000   Coach (b)                                                                          3,563
                  Designer & Retailer of Branded Leather Accessories
        197,600   Steven Madden (b)                                                                  3,488
                  Wholesaler/Retailer of Fashion Footwear
----------------------------------------------------------------------------------------------------------
                                                                                                    14,285

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >NONDURABLES: 1.4%
        167,200   Scotts Company (b)                                                               $10,726
                  Consumer Lawn & Garden Products
----------------------------------------------------------------------------------------------------------

                  >ENTERTAINMENT/LEISURE PRODUCTS: 1.0%
         91,300   International Speedway Motors                                                      4,556
                  Largest Motorsport Racetrack Owner & Operator
        195,000   Callaway Golf                                                                      2,061
                  Premium Golf Clubs & Balls
         50,000   Leapfrog Enterprises (b)                                                           1,013
                  Educational Toys
----------------------------------------------------------------------------------------------------------
                                                                                                     7,630

                  >FURNITURE: 1.0%
         60,000   American Woodmark                                                                  2,221
                  Kitchen Cabinets
         85,000   Herman Miller                                                                      2,095
                  Office Furniture
         20,000   Mohawk Industries (b)                                                              1,588
                  Carpet & Flooring
         40,000   HNI                                                                                1,583
                  Office Furniture & Fireplaces

----------------------------------------------------------------------------------------------------------
                                                                                                     7,487

                  >FOOD & BEVERAGES: 0.1%
         37,000   NBTY (b)                                                                             798
                  Vitamins & Supplements

                                                                                                 ---------
CONSUMER GOODS/SERVICES: TOTAL                                                                     125,938

----------------------------------------------------------------------------------------------------------
HEALTH CARE: 13.8%

                  >MEDICAL EQUIPMENT: 5.5%

        573,000   Edwards Lifesciences (b)                                                          19,195
                  Heart Valves
        141,300   Diagnostic Products                                                                5,775
                  Immunodiagnostic Kits
        415,000   Ligand Pharmaceuticals (b)                                                         4,158
                  Drugs for Pain, Cancer, Osteoporosis & Diabetes
        220,000   Viasys Healthcare (b)                                                              3,681
                  Respiratory & Neurology Medical Equipment
        170,600   VISX (b)                                                                           3,514
                  Laser Eye Surgery
        115,700   ICU Medical (b)                                                                    3,013
                  Intravenous Therapy Products
        245,000   CTI Molecular Imaging (b)                                                          1,977
                  Medical Diagnostic Devices
----------------------------------------------------------------------------------------------------------
                                                                                                    41,313

                  >SERVICES: 3.9%
        744,000   First Health (b)                                                                  11,971
                  PPO Network
        246,800   Lincare Holdings (b)                                                               7,332
                  Home Health Care Services
        423,800   NDCHealth Group                                                                    6,802
                  Health Claims Processing & Drug Marketing Services
         40,000   Charles River Laboratories (b)                                                     1,832
                  Pharmaceutical Research

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >SERVICES--CONTINUED
        100,000   Dendrite International (b)                                                        $1,612
                  Software for Pharmaceutical Sales Force
----------------------------------------------------------------------------------------------------------
                                                                                                    29,549

                  >BIOTECHNOLOGY/DRUG DELIVERY: 3.3%
        260,000   AtheroGenics (b)                                                                   8,567
                  Drugs for Atherosclerosis, Rheumatoid Arthritis & Asthma
        192,000   Par Pharmaceuticals (b)                                                            6,899
                  Generics
        360,000   Nektar Therapeutics (b)                                                            5,213
                  Drug Delivery Technologies
        300,000   Lexicon Genetics (b)                                                               1,977
                  Drug Discovery
        154,000   SYRRX, Series C (d)                                                                  770
                  X-Ray Crystallography
        375,000   Locus Discovery, Series D. Pfd. (d)                                                  750
                  High Throughput Rational Drug Design
         12,600   Bioveris (b)                                                                          78
                  Immunodiagnostic Technology
        363,636   Metabolex, Series F (d)                                                               53
                  Drugs for Diabetes
----------------------------------------------------------------------------------------------------------
                                                                                                    24,307

                  >MEDICAL SUPPLIES: 1.1%
        222,800   Techne (b)                                                                         8,507
                  Cytokines, Antibodies, other Reagents for Life Sciences
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
HEALTH CARE: TOTAL                                                                                 103,676

----------------------------------------------------------------------------------------------------------
ENERGY/MINERALS: 12.4%
                  >OIL SERVICES: 5.6%
        401,700   FMC Technologies (b)                                                              13,417
                  Oil & Gas Well Head Manufacturer
        335,000   Chicago Bridge & Iron                                                             10,047
                  Engineering & Construction for Petrochemicals & LNG
        941,000   Newpark Resources (b)                                                              5,646
                  Drilling Fluid Services to Oil & Gas Industry
        355,000   Hanover Compressor (b)                                                             4,775
                  Natural Gas Compressor Rental
         61,000   Carbo Ceramics                                                                     4,401
                  Natural Gas Well Stimulants
        215,000   Pioneer Drilling (b)                                                               1,806
                  Oil & Gas Well Driller
        135,000   Key Energy Services (b)                                                            1,492
                  Oil & Gas Well Workover Services
----------------------------------------------------------------------------------------------------------
                                                                                                    41,584

                  >OIL & GAS PRODUCERS: 4.5%
        610,000   Quicksilver (b)                                                                   19,929
                  Natural Gas & Coal Seam Gas Producer
        272,000   Western Gas                                                                        7,776
                  Oil & Coal Seam Gas Producer
         82,100   Southwestern Energy (b)                                                            3,447
                  Natural Gas Producer
         75,000   Range Resources                                                                    1,312
                  Oil & Gas Producer


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
         70,000   McMoran Exploration (b)                                                             $912
                  Natural Gas Producers & LNG Developer
----------------------------------------------------------------------------------------------------------
                                                                                                    33,376

                  >DISTRIBUTION/MARKETING/REFINING: 2.3%
        245,000   Oneok                                                                              6,375
                  Natural Gas Utility, Marketing & Processing
        115,600   Equitable Resources                                                                6,278
                  Natural Gas Utility & Producer
        193,000   Atmos Energy                                                                       4,862
                  Natural Gas Utility
----------------------------------------------------------------------------------------------------------
                                                                                                    17,515

                                                                                                 ---------
ENERGY/MINERALS: TOTAL                                                                              92,475

----------------------------------------------------------------------------------------------------------
FINANCE: 10.3%
                  >FINANCE COMPANIES: 4.7%
      1,091,500   AmeriCredit (b)                                                                   22,791
                  Auto Lending
        520,200   World Acceptance (b)                                                              12,095
                  Personal Loans
----------------------------------------------------------------------------------------------------------
                                                                                                    34,886

                  >INSURANCE: 2.8%
        430,000   HCC Insurance Holdings                                                            12,964
                  Aviation Insurance
         16,500   Markel (b)                                                                         5,089
                  Specialty Insurance
         35,000   Philadelphia Consolidated Holding (b)                                              1,929
                  Specialty Insurance
         91,000   United National Group (b)                                                          1,321
                  Specialty Insurance
----------------------------------------------------------------------------------------------------------
                                                                                                    21,303

                  >BANKS: 1.8%
        263,000   TCF Financial                                                                      7,966
                  Great Lakes Bank
        197,656   Chittenden                                                                         5,386
                  Vermont & West Massachusetts Bank
----------------------------------------------------------------------------------------------------------
                                                                                                    13,352

                  >SAVINGS & LOAN: 1.0%
         89,000   Downey Financial                                                                   4,891
                  California Home Lender
        116,400   Anchor Bancorp Wisconsin                                                           3,015
                  Wisconsin Thrift
----------------------------------------------------------------------------------------------------------
                                                                                                     7,906

                                                                                                 ---------
FINANCE: TOTAL                                                                                      77,447

----------------------------------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 8.9%
                  >MACHINERY: 3.9%
        282,000   Esco Technologies (b)                                                             19,108
                  Automatic Electric Meter Readers
        194,000   Pentair                                                                            6,773
                  Pumps, Water Treatment & Tools
        110,000   Ametek                                                                             3,335
                  Aerospace/Industrial Instruments
----------------------------------------------------------------------------------------------------------
                                                                                                    29,216


Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >LOGISTICS: 1.2%
        246,000   Hub Group (b)                                                                     $9,163
                  Truck & Rail Freight Forwarder
----------------------------------------------------------------------------------------------------------

                  >INDUSTRIAL GOODS: 1.1%
        112,000   Genlyte Group (b)                                                                  7,213
                  Commercial Lighting Fixtures
         25,000   Donaldson                                                                            710
                  Industrial Air Filtration
----------------------------------------------------------------------------------------------------------
                                                                                                     7,923

                  >WATER: 1.0%
        134,000   Cuno (b)                                                                           7,738
                  Filtration & Fluids Clarification
----------------------------------------------------------------------------------------------------------

                  >CONSTRUCTION: 0.6%
         97,700   Florida Rock Industries                                                            4,786
                  Concrete & Aggregates
----------------------------------------------------------------------------------------------------------

                  >SPECIALTY CHEMICALS/INDUSTRIAL
                  MATERIALS: 0.3%
         95,000   Spartech                                                                           2,385
                  Plastics Distribution & Compounding
----------------------------------------------------------------------------------------------------------

                  >INDUSTRIAL SERVICES: 0.3%
         95,000   Clark (b)                                                                          1,286
                  Executive Compensation & Benefits Consulting
         41,900   Insurance Auto Auctions (b)                                                          719
                  Auto Salvage Services
----------------------------------------------------------------------------------------------------------
                                                                                                     2,005

                  >INDUSTRIAL DISTRIBUTION: 0.3%
        100,000   NuCO2 (b)                                                                          1,947
                  Bulk CO2 Gas Distribution to Restaurants
----------------------------------------------------------------------------------------------------------

                  >OUTSOURCING SERVICES: 0.2%
        250,000   Quanta Services (b)                                                                1,513
                  Electrical & Telecom Construction Services
----------------------------------------------------------------------------------------------------------


                                                                                                 ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                                                    66,676

NUMBER OF SHARES
OR PRINCIPAL VALUES                                                                            VALUE (000)
----------------------------------------------------------------------------------------------------------
OTHER INDUSTRIES: 0.9%
                  >REAL ESTATE: 0.7%
         47,000   The Rouse Company                                                                 $3,143
                  Regional Shopping Malls
        100,000   Crescent Real Estate Equities                                                      1,574
                  Class A Office Buildings
         35,000   Highland Hospitality                                                                 399
                  Hotel Real Estate Investment Trust
----------------------------------------------------------------------------------------------------------
                                                                                                     5,116

                  >REGULATED UTILITIES: 0.2%
         90,000   Northeast Utilities                                                                1,745
                  Regulated Electric Utility
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
OTHER INDUSTRIES: TOTAL                                                                              6,861

                                                                                                 ---------
TOTAL COMMON STOCKS: 94.6%                                                                         708,721
             (COST: $522,677)

SHORT-TERM OBLIGATIONS: 5.6%
$        20,000   State Street Bank 1.75% 10/5/04                                                   19,996
         22,059   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04
                  at 1.70% Collateralized by
                  Federal Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $22,505
                  (Repurchase proceeds: $22,060)                                                    22,059
----------------------------------------------------------------------------------------------------------
                  (AMORTIZED COST: $42,055)                                                         42,055
                                                                                                 ---------
TOTAL INVESTMENTS: 100.2%                                                                          750,776
                  (COST: $564,732) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.2%)                                                      (1,424)
                                                                                                 ---------
TOTAL NET ASSETS: 100%                                                                            $749,352
==========================================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $564,732 and net unrealized appreciation was $186,044 consisting of gross unrealized appreciation of $215,649 and gross unrealized depreciation of $29,605.
(b) Non-income producing security.
(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On September 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:
    RCM Technologies                    6.93%

    The aggregate cost and value of this company at September 30, 2004, was $5,636 and $3,883 respectively. Investments in affiliate companies represent 0.52% of total net assets at September 30, 2004. The change in unrealized loss in affiliated companies amounted to $1,910 during the nine months ended September 30, 2004. There were purchases and sales in affiliate companies of $0 and $562, respectively, during the nine months ended September 30, 2004. Realized gain/loss and dividend income amounts relating to affiliates during the nine months ended September 30, 2004 were $(3,800) and $0, respectively.

d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2004, these securities amounted to $1,573 which represents 0.21% of net assets.

    Additional information on these securities is as follows:

                                 ACQUISITION
SECURITY                             DATE       SHARES (000)           COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
Locus Discovery, Series D Pfd.     09/05/01             375               $1,500                $750
Metabolex, Series F                05/11/00             364                2,000                  53
SYRRX, Series C                    01/08/01             154                1,101                 770
                                                                         -------             -------
                                                                          $4,601              $1,573
                                                                         =======             =======

Columbia Acorn International Select
        >Statement of Investments (Unaudited), September 30, 2004
NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------

                                                                                      COMMON STOCKS: 98.4%
----------------------------------------------------------------------------------------------------------
EUROPE: 58.1%
                  >UNITED KINGDOM/IRELAND: 30.7%
        160,000   Anglo Irish Bank (Ireland)                                                        $2,936
                  Small Business & Middle Market Banking
        135,000   Exel                                                                               1,674
                  Global Logistics & Freight Forwarding
        240,000   BG Group                                                                           1,615
                  Global Integrated Gas & LNG Producer
         98,000   Depfa Bank (Ireland)                                                               1,338
                  International Public Sector Finance
        120,000   Grafton Group (Ireland) (b)                                                        1,116
                  Builders, Wholesalers & DIY Retailing
        200,000   Rank Group                                                                         1,014
                  Gaming & Media Services
         40,000   Kerry (Ireland)                                                                      885
                  Food Ingredients
        100,000   Jardine Lloyd Thompson                                                               784
                  Business Insurance Broker
         70,000   British Sky Broadcasting                                                             609
                  Digital Satellite Broadcasting
        120,000   Compass Group                                                                        481
                  International Concession & Contract Caterer
         46,000   Smith & Nephew                                                                       424
                  Medical Equipment & Supplies
         17,000   Cobham                                                                               410
                  Aerospace
----------------------------------------------------------------------------------------------------------
                                                                                                    13,286

                  >SWITZERLAND: 7.5%
          4,000   Schindler                                                                          1,140
                  Elevator Manufacturer & Service Provider
          7,000   Swatch Group                                                                         949
                  Watch & Electronics Manufacturer
          1,000   Givaudan                                                                             609
                  Industrial Fragrances & Flavors
          5,000   Synthes-Stratec (b)                                                                  546
                  Products for Orthopedic Surgery
----------------------------------------------------------------------------------------------------------
                                                                                                     3,244

                  >FRANCE: 6.9%
         25,100   Neopost                                                                            1,614
                  Postage Meter Machines
         14,000   Imerys                                                                               932
                  Industrial Minerals Producer
          7,000   Essilor International                                                                451
                  Eyeglass Lenses
----------------------------------------------------------------------------------------------------------
                                                                                                     2,997

                  >CZECH REPUBLIC: 3.1%
         12,000   Komercni Banka                                                                     1,342
                  Leading Czech Universal Bank
----------------------------------------------------------------------------------------------------------

                  >NORWAY: 2.9%
        157,500   Den Norske Bank                                                                    1,249
                  Largest Norwegian Bank
----------------------------------------------------------------------------------------------------------


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >LUXEMBOURG: 2.7%
        120,000   SES Global                                                                        $1,171
                  Satellite Broadcasting Services
----------------------------------------------------------------------------------------------------------

                  >SPAIN: 1.8%
         43,000   Red Electrica                                                                        783
                  Spanish Power Grid
----------------------------------------------------------------------------------------------------------

                  >GERMANY: 1.4%
         12,000   Rhoen-Klinikum                                                                       597
                  Hospital Management
----------------------------------------------------------------------------------------------------------

                  >ITALY: 1.1%
         34,000   Autogrill (b)                                                                        483
                  Restaurants & Catering for Travelers
----------------------------------------------------------------------------------------------------------


                                                                                                 ---------
EUROPE: TOTAL                                                                                       25,152

----------------------------------------------------------------------------------------------------------
ASIA: 26.8%
                  >JAPAN: 25.8%
         38,000   Daito Trust Construction                                                           1,545
                  Apartment Builder
          9,700   Funai Electric                                                                     1,311
                  Consumer Electronics
         12,400   Hoya                                                                               1,303
                  Opto-electrical Components & Eyeglass Lenses
         25,100   Uni-Charm                                                                          1,247
                  Infant & Personal Care Products
         32,300   Sugi Pharmacy                                                                      1,014
                  Drugstore Operator
         58,000   Ushio                                                                                980
                  Industrial Light Sources
         35,000   Shimano                                                                              896
                  Bicycle Components & Fishing Tackle
            310   Dentsu                                                                               831
                  Advertising Agency
         11,500   Fast Retailing                                                                       783
                  Apparel Retailer
        181,800   Hiroshima Bank                                                                       782
                  Regional Bank
         23,000   Olympus Optical                                                                      445
                  Medical Equipment & Cameras
            600   Electric Power Development (b)                                                        15
                  Japan's Largest Supplier of Wholesale Electricity
----------------------------------------------------------------------------------------------------------
                                                                                                    11,152

                  >SINGAPORE: 1.0%
         45,000   Venture                                                                              441
                  Electronic Contract Manufacturer
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
ASIA: TOTAL                                                                                         11,593


Columbia Acorn International Select
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
OTHER COUNTRIES: 9.3%
                  >CANADA: 6.1%
         47,000   Talisman Energy                                                                   $1,222
                  Oil & Gas Producer
         50,000   Noranda                                                                              872
                  Diversified Mining Holding Company
         80,000   Kinross Gold (b)                                                                     544
                  Gold Mining
----------------------------------------------------------------------------------------------------------
                                                                                                     2,638

                  >AUSTRALIA: 3.2%
        260,000   Lion Nathan                                                                        1,396
                  Beer Brewer & Distributor
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
OTHER COUNTRIES: TOTAL                                                                               4,034

----------------------------------------------------------------------------------------------------------
LATIN AMERICA: 4.2%
                  >ARGENTINA: 4.2%
         39,200   Tenaris                                                                            1,787
                  Steel Pipe for Oil Wells & Pipelines
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
LATIN AMERICA: TOTAL                                                                                 1,787
                                                                                                 ---------
TOTAL COMMON STOCKS: 98.4%                                                                          42,566
                  (COST: $31,667)


PRINCIPAL AMOUNT (000)                                                                         VALUE (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION: 1.6%
$           706   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04
                  at 1.70% Collateralized by
                  Federal Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $722
                  (Repurchase proceeds: $706)                                                         $706
----------------------------------------------------------------------------------------------------------
                  (COST: $706)                                                                         706
                                                                                                 ---------
TOTAL INVESTMENTS: 100.0%                                                                           43,272
                  (COST: $32,373) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                                                            10

                                                                                                 ---------
TOTAL NET ASSETS: 100%                                                                             $43,282
==========================================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $32,373 and net unrealized appreciation was $10,899 consisting of gross unrealized appreciation of $12,066 and gross unrealized depreciation of $1,167.
(b) Non-income producing security.
(c) On September 30, 2004, the Fund's total investments were denominated in currencies as follows:

CURRENCY                                              VALUE      % OF NET ASSETS
--------------------------------------------------------------------------------
Euro                                                $12,306                28.4%
Japanese Yen                                         11,152                25.8
British Pounds                                        7,010                16.2
Swiss Franc                                           3,244                 7.5
Canadian Dollar                                       2,638                 6.1
US Dollar                                             2,493                 5.8
Other currencies less than 5% of
   total net assets                                   4,429                10.2
                                                  ---------              ------
                                                    $43,272               100.0%
                                                  =========              ======

Columbia Acorn International Select
        >Portfolio Diversification (Unaudited)

At September 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                                                   VALUE              PERCENT
-------------------------------------------------------------------------------------------------------------
>INDUSTRIAL GOODS/SERVICES
Other Industrial Services                                                         $2,814                 6.5%
Steel                                                                              1,787                 4.1
Machinery                                                                          1,614                 3.7
Construction                                                                       1,545                 3.6
Electrical Components                                                              1,390                 3.2
Industrial Distribution                                                            1,116                 2.6
Industrial Materials                                                                 932                 2.2
Specialty Chemicals                                                                  609                 1.4
-------------------------------------------------------------------------------------------------------------
                                                                                  11,807                27.3

>CONSUMER GOODS/SERVICES
Durable Goods                                                                      1,845                 4.3
Retail                                                                             1,797                 4.2
Beverage                                                                           1,396                 3.2
Consumer Electronics                                                               1,311                 3.0
Nondurables                                                                        1,247                 2.9
Casinos                                                                            1,014                 2.3
Restaurants                                                                          964                 2.2
Food                                                                                 885                 2.1
-------------------------------------------------------------------------------------------------------------
                                                                                  10,459                24.2

>FINANCE
Banks                                                                              7,647                17.7
Insurance                                                                            784                 1.8
-------------------------------------------------------------------------------------------------------------
                                                                                   8,431                19.5

                                                                                   VALUE              PERCENT
-------------------------------------------------------------------------------------------------------------
>INFORMATION
Semiconductors &
   Related Equipment                                                              $1,303                 3.0%
Satellite Broadcasting & Services                                                  1,171                 2.7
Advertising                                                                          831                 2.0
Television Broadcasting                                                              609                 1.4
Contract Manufacturing                                                               441                 1.0
-------------------------------------------------------------------------------------------------------------
                                                                                   4,355                10.1

>ENERGY/MINERALS
Oil/Gas Producers                                                                  2,837                 6.5
Mining                                                                               872                 2.0
Non-Ferrous Metals                                                                   544                 1.3
-------------------------------------------------------------------------------------------------------------
                                                                                   4,253                 9.8

>HEALTH CARE
Medical Equipment                                                                  1,866                 4.3
Hospital Management                                                                  597                 1.4
-------------------------------------------------------------------------------------------------------------
                                                                                   2,463                 5.7

>OTHER INDUSTRIES
Regulated Utilities                                                                  798                 1.8
-------------------------------------------------------------------------------------------------------------
                                                                                     798                 1.8

TOTAL COMMON STOCKS                                                               42,566                98.4

SHORT-TERM OBLIGATION                                                                706                 1.6
                                                                                -----------------------------
TOTAL INVESTMENTS                                                                 43,272               100.0

CASH AND OTHER ASSETS
   LESS LIABILITIES                                                                   10                 0.0

                                                                                -----------------------------
TOTAL NET ASSETS                                                                 $43,282               100.0%
=============================================================================================================

Columbia Acorn Select
        >Statement of Investments (Unaudited), September 30, 2004

NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------

                                                                                      COMMON STOCKS: 88.1%
----------------------------------------------------------------------------------------------------------
INFORMATION: 31.6%
                  >BUSINESS SOFTWARE: 12.3%
      2,750,000   McAfee (b)                                                                       $55,275
                  Security Software & Services
      2,135,000   PeopleSoft (b)                                                                    42,380
                  HR, ERP, CRM & Supply Chain Software
      1,040,000   Synopsys (b)                                                                      16,463
                  Software for Designing Semiconductor Chips
      1,600,000   Novell (b)                                                                        10,096
                  Directory, Operating System & Identity
                  Management Software
----------------------------------------------------------------------------------------------------------
                                                                                                   124,214

                  >BUSINESS INFORMATION: 6.3%
        470,000   Moody's                                                                           34,427
                  Credit Rating Service
      1,000,000   Fair Isaac                                                                        29,200
                  Credit Scoring & Decision Analytic Software
----------------------------------------------------------------------------------------------------------
                                                                                                    63,627

                  >TELECOMMUNICATIONS EQUIPMENT: 3.8%
      4,100,000   Tellabs (b)                                                                       37,679
                  Telecommunications Equipment
----------------------------------------------------------------------------------------------------------

                  >INSTRUMENTATION: 3.3%
      1,000,000   Tektronix                                                                         33,250
                  Analytical Instruments
----------------------------------------------------------------------------------------------------------

                  >MOBILE COMMUNICATIONS: 3.1%
      2,050,000   American Tower (b)                                                                31,468
                  Communication Towers in USA & Mexico
----------------------------------------------------------------------------------------------------------

                  >INTERNET: 2.8%
      4,188,100   Skillsoft Publishing (b)                                                          28,018
                  Provider of Web-based Learning Solutions (E-Learning)
----------------------------------------------------------------------------------------------------------


                                                                                                 ---------
INFORMATION: TOTAL                                                                                 318,256

----------------------------------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 30.4%
                  >RETAIL: 9.1%
        750,000   Costco                                                                            31,170
                  Warehouse Superstores
        975,000   Abercrombie & Fitch                                                               30,713
                  Teen Apparel Retailer
      1,550,000   Safeway (b)                                                                       29,930
                  Retail Food & Drug Stores
----------------------------------------------------------------------------------------------------------
                                                                                                    91,813

                  >CONSUMER SERVICES: 7.6%
      1,350,000   ITT Educational Services (b)                                                      48,667
                  Technology-oriented Post Secondary Degree Services
        728,000   Weight Watchers (b)                                                               28,261
                  Weight Loss Program
----------------------------------------------------------------------------------------------------------
                                                                                                    76,928

                  >LEISURE VEHICLES: 5.9%
      1,000,000   Harley-Davidson                                                                   59,440
                  Motorcycles & Related Merchandise
----------------------------------------------------------------------------------------------------------


NUMBER OF SHARES                                                                               VALUE (000)
----------------------------------------------------------------------------------------------------------
                  >FURNITURE & MANUFACTURERS: 5.5%
      1,160,000   Herman Miller                                                                    $28,594
                  Office Furniture
        630,000   Coach (b)                                                                         26,725
                  Designer & Retailer of Branded Leather Accessories
----------------------------------------------------------------------------------------------------------
                                                                                                    55,319

                  >ENTERTAINMENT: 2.3%
        460,000   International Speedway Motors                                                     22,954
                  Largest Motorsport Racetrack Owner & Operator
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
CONSUMER GOODS/SERVICES: TOTAL                                                                     306,454
----------------------------------------------------------------------------------------------------------
FINANCE: 14.9%
                  >BANKS: 8.3%
      1,970,000   TCF Financial                                                                     59,671
                  Great Lakes Bank
        750,000   Associated Banc-Corp                                                              24,053
                  Midwest Bank
----------------------------------------------------------------------------------------------------------
                                                                                                    83,724

                  >INSURANCE: 3.7%
        120,000   Markel (b)                                                                        37,008
                  Specialty Insurance
----------------------------------------------------------------------------------------------------------

                  >MONEY MANAGEMENT: 2.9%
        729,500   SEI Investments                                                                   24,570
                  Mutual Fund Administration & Investment Management
        360,000   Janus Capital                                                                      4,900
                  Manages Mutual Funds
----------------------------------------------------------------------------------------------------------
                                                                                                    29,470

                                                                                                 ---------
FINANCE: TOTAL                                                                                     150,202
----------------------------------------------------------------------------------------------------------
HEALTH CARE: 8.0%
                  >SERVICES: 8.0%
      3,350,000   First Health (b)                                                                  53,901
                  PPO Network
        910,000   Lincare Holdings (b)                                                              27,036
                  Home Health Care Services
----------------------------------------------------------------------------------------------------------
                                                                                                    80,937

                                                                                                 ---------
HEALTH CARE: TOTAL                                                                                  80,937
----------------------------------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 3.2%
                  >LOGISTICS: 3.2%

        620,000   Expeditors International
                  of Washington                                                                     32,054
                  International Freight Forwarder
----------------------------------------------------------------------------------------------------------

                                                                                                 ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                                                    32,054

                                                                                                 ---------
TOTAL COMMON STOCKS: 88.1%                                                                         887,903
                  (COST: $786,664)


Columbia Acorn Select
        >Statement of Investments (Unaudited), continued

PRINCIPAL AMOUNT (000)                                                                         VALUE (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 11.7%
$        30,000   American General Finance
                  1.76% 10/4/04                                                                    $29,996
         30,000   Toyota Credit 1.75% 10/5/04                                                       29,994
         30,000   BellSouth 1.77% 10/7/04                                                           29,991
         25,000   Sara Lee 1.77% 10/1/04                                                            25,500
          2,828   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04
                  at 1.70% Collateralized by
                  Federal Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $2,894
                  (Repurchase proceeds: $2,828)                                                      2,828
----------------------------------------------------------------------------------------------------------
                  (AMORTIZED COST: $118,309)                                                       118,309

TOTAL INVESTMENTS: 99.8%
                                                                                                ----------
             (COST: $904,973) (a)                                                                1,006,212

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%                                                         1,579
                                                                                                ----------

TOTAL NET ASSETS: 100%                                                                          $1,007,791
==========================================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $904,973 and net unrealized appreciation was $101,239 consisting of gross unrealized appreciation of $138,363 and gross unrealized depreciation of $37,124.

(b) Non-income producing security.

Columbia Thermostat Fund
         >Statement of Investments (Unaudited), September 30, 2004

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                                                      VALUE (000)
----------------------------------------------------------------------------------------------------------
STOCK FUNDS: 50.0%
          1,414   Columbia Growth & Income Fund,
                  Class Z                                                                          $24,094
          2,854   Columbia Growth Stock Fund,
                  Class Z (b)                                                                       23,833
            810   Columbia Acorn Fund, Class Z                                                      19,720
            571   Columbia Mid-Cap Value Fund,
                  Class Z (b)                                                                       14,571
            764   Columbia Acorn Select, Class Z                                                    14,488
----------------------------------------------------------------------------------------------------------
TOTAL STOCK FUNDS                                                                                   96,706
                  (COST: $86,065)

BOND FUNDS: 49.5%

          5,241   Columbia Intermediate Bond Fund,
                  Class Z                                                                           47,796
          2,668   Columbia Federal Securities Fund,
                  Class Z                                                                           28,682
          2,185   Columbia High Yield Fund, Class Z                                                 19,187
----------------------------------------------------------------------------------------------------------
TOTAL BOND FUNDS                                                                                    95,665
                  (COST: $94,518)

SHORT-TERM OBLIGATION: 0.3%
$           677   Repurchase Agreement with
                  State Street Bank & Trust
                  Dated 9/30/04, Due 10/01/04
                  at 1.70% Collateralized by
                  Federal Home Loan Bank Notes,
                  Maturing 4/02/18,
                  Market Value $692
                  (Repurchase proceeds: $677)                                                          677
----------------------------------------------------------------------------------------------------------
                  (AMORTIZED COST: $677)                                                               677

TOTAL INVESTMENTS: 99.8%
                                                                                                 ---------
             (COST: $181,260) (a)                                                                  193,048

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%                                                           332

                                                                                                 ---------
TOTAL NET ASSETS: 100%                                                                            $193,380
==========================================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At September 30, 2004, for federal income tax purposes cost of investments was $181,260 and net unrealized appreciation was $11,788 consisting of gross unrealized appreciation of $11,788 and gross unrealized depreciation of $0.

(b) Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Acorn Trust
            --------------------------------------------------------------------

By (Signature and Title)            /s/ Charles P. McQuaid
                        --------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Charles P. McQuaid
                        --------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)            /s/ Bruce H. Lauer
                        --------------------------------------------------------
                                    Bruce H. Lauer, Treasurer

Date                                November 24, 2004
    ----------------------------------------------------------------------------